                   VINTAGE II(SM) VARIABLE ANNUITY PROSPECTUS:
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes VINTAGE II VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:




AMERICAN FUNDS INSURANCE SERIES -- CLASS 2      MET INVESTORS SERIES TRUST
  American Funds Global Growth Fund               BlackRock Large-Cap Core Portfolio -- Class
  American Funds Growth Fund                         E
  American Funds Growth -- Income Fund            Dreman Small-Cap Value Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS           Harris Oakmark International
  VIP Contrafund(R) Portfolio -- Service             Portfolio -- Class A
     Class                                        Janus Forty Portfolio -- Class A
  VIP Mid Cap Portfolio -- Service Class 2        Lazard Mid-Cap Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS    Lord Abbett Growth and Income
  TRUST -- CLASS 2                                   Portfolio -- Class B
  Franklin Income Securities Fund                 Lord Abbett Mid-Cap Value
  Templeton Developing Markets Securities            Portfolio -- Class B
     Fund                                         Met/AIM Capital Appreciation
  Templeton Foreign Securities Fund                  Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES              Met/AIM Small Cap Growth Portfolio -- Class
  Mid Cap Growth Portfolio                           A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST         MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Aggressive         Neuberger Berman Real Estate
     Growth Portfolio -- Class I                     Portfolio -- Class A
  Legg Mason Partners Variable Appreciation       PIMCO Inflation Protected Bond
     Portfolio -- Class I                            Portfolio -- Class A
  Legg Mason Partners Variable Capital and        Pioneer Fund Portfolio -- Class A
     Income Portfolio -- Class II                 Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Equity Index          A
     Portfolio -- Class II                        Third Avenue Small Cap Value
  Legg Mason Partners Variable Fundamental           Portfolio -- Class B
     Value Portfolio -- Class I                 METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Investors          BlackRock Aggressive Growth
     Portfolio -- Class I                            Portfolio -- Class D
  Legg Mason Partners Variable Large Cap          BlackRock Bond Income Portfolio -- Class E
     Growth Portfolio -- Class I                  Capital Guardian U.S. Equity
  Legg Mason Partners Variable Mid Cap Core          Portfolio -- Class A
     Portfolio -- Class I                         FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Multiple           FI Value Leaders Portfolio -- Class D
     Discipline Portfolio -- All Cap Growth       MFS(R) Total Return Portfolio -- Class F
     and Value                                    Oppenheimer Global Equity
  Legg Mason Partners Variable Multiple              Portfolio -- Class B
     Discipline Portfolio -- Global All Cap     PIMCO VARIABLE INSURANCE
     Growth and Value                             TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Multiple           Total Return Portfolio
     Discipline Portfolio -- Large Cap Growth
     and Value                                  METROPOLITAN SERIES FUND, INC. -- ASSET
LEGG MASON PARTNERS VARIABLE INCOME TRUST         ALLOCATION PORTFOLIOS -- CLASS B
  Legg Mason Partners Variable Adjustable         MetLife Conservative Allocation Portfolio
     Rate Income Portfolio                        MetLife Conservative to Moderate Allocation
  Legg Mason Partners Variable High Income           Portfolio
     Portfolio                                    MetLife Moderate Allocation Portfolio
  Legg Mason Partners Variable Money Market       MetLife Moderate to Aggressive Allocation
     Portfolio                                       Portfolio
                                                  MetLife Aggressive Allocation Portfolio




-------

Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

The Contract is no longer offered to new purchasers.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS





Glossary................................      3
Summary.................................      4
Fee Table...............................      7
Condensed Financial Information.........     12
The Annuity Contract....................     12
  Contract Owner Inquiries..............     13
  Purchase Payments.....................     13
  Accumulation Units....................     14
  The Variable Funding Options..........     14
Fixed Account...........................     19
Charges and Deductions..................     19
  General...............................     19
  Withdrawal Charge.....................     20
  Free Withdrawal Allowance.............     20
  Transfer Charge.......................     20
  Administrative Charges................     20
  Mortality and Expense Risk Charge.....     21
  Variable Liquidity Benefit Charge.....     21
  Enhanced Stepped-Up Provision Charge..     21
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     21
  Variable Funding Option Expenses......     22
  Premium Tax...........................     22
  Changes in Taxes Based upon Premium or
     Value..............................     22
Transfers...............................     22
  Market Timing/Excessive Trading.......     22
  Dollar Cost Averaging.................     24
Access to Your Money....................     25
  Systematic Withdrawals................     25
Ownership Provisions....................     26
  Types of Ownership....................     26
     Contract Owner.....................     26
     Beneficiary........................     26
     Annuitant..........................     26
Death Benefit...........................     27
  Death Proceeds before the Maturity
     Date...............................     27
  Enhanced Stepped-Up Provision.........     30
  Payment of Proceeds...................     30
  Spousal Contract Continuance..........     32
  Beneficiary Contract Continuance......     32
  Planned Death Benefit.................     33
  Death Proceeds after the Maturity
     Date...............................     33
Living Benefits.........................     34
  Guaranteed Minimum Withdrawal
     Benefit............................     34
The Annuity Period......................     40
  Maturity Date.........................     40
  Allocation of Annuity.................     40
  Variable Annuity......................     40
  Fixed Annuity.........................     41
Payment Options.........................     41
  Election of Options...................     41
  Annuity Options.......................     41
  Variable Liquidity Benefit............     41
Miscellaneous Contract Provisions.......     42
  Right to Return.......................     42
  Termination...........................     42
  Required Reports......................     42
  Suspension of Payments................     42
The Separate Accounts...................     43
  Performance Information...............     43
Federal Tax Considerations..............     44
  General Taxation of Annuities.........     44
  Types of Contracts: Qualified and Non-
     qualified..........................     45
  Qualified Annuity Contracts...........     45
     Taxation of Qualified Annuity
       Contracts........................     45
     Mandatory Distributions for
       Qualified Plans..................     45
     Individual Retirement Annuities....     46
     Roth IRAs..........................     47
     TSAs (ERISA and non-ERISA).........     47
  Non-qualified Annuity Contracts.......     49
     Diversification Requirements for
       Variable Annuities...............     50
     Ownership of the Investments.......     50
     Taxation of Death Benefit
       Proceeds.........................     50
  Other Tax Considerations..............     50
     Treatment of Charges for Optional
       Benefits.........................     50
     Puerto Rico Tax Considerations.....     51
     Non-Resident Aliens................     51
     Tax Credits and Deductions.........     51
  Other Information.....................     52
     The Insurance Companies............     52
     Financial Statements...............     52
     Distribution of Variable Annuity
       Contracts........................     52
  Conformity with State and Federal
     Laws...............................     54
  Voting Rights.........................     54
  Restrictions on Final Transactions....     54
  Legal Proceedings.....................     54
Appendix A: Condensed Financial
  Information for MetLife of CT Separate
  Account Nine..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Separate
  Account Ten...........................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable)loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                           VINTAGE II VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is no longer offered to new purchasers, however you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.15% for the Standard Death Benefit, 1.25% for the Step-Up Death Benefit, and 1.40% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual Contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.


If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard, Step-Up or Roll-Up Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or (3) the election of spousal contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.



CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)


(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The
interest rate used to calculate this present value is 1% higher than the Assumed
                                   (Daily) Net
Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.



CONTRACT ADMINISTRATIVE CHARGES
ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                5 years               5%
         5 years                6 years               4%
         6 years                7 years               3%
        7 + years                  --                 0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                5 years               5%
         5 years                6 years               4%
         6 years                7 years               3%
        7 + years                  --                 0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.15% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                          STANDARD DEATH    STEP-UP DEATH    ROLL-UP DEATH
                                                              BENEFIT          BENEFIT          BENEFIT
                                                          --------------    -------------    -------------


Mortality and Expense Risk Charge.....................       1.15%(5)          1.25%(5)         1.40%(5)
Administrative Expense Charge.........................       0.15%             0.15%            0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED...................................       1.30%             1.40%            1.55%
Optional E.S.P. Charge................................       0.20%             0.20%            0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED............................................       1.50%             1.60%            1.75%
Optional GMWB I Charge (maximum upon reset)...........       1.00%(6)          1.00%(6)         1.00%(6)
Optional GMWB II Charge (maximum upon reset)..........       1.00%(6)          1.00%(6)         1.00%(6)
Optional GMWB III Charge..............................       0.25%             0.25%            0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED............................................       2.30%             2.40%            2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II
  ONLY SELECTED.......................................       2.30%             2.40%            2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED.......................................       1.55%             1.65%            1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED.....................................       2.50%             2.60%            2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED....................................       2.50%             2.60%            2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED...................................       1.75%             1.85%            2.00%


---------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio and amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
  other expenses).....................................................    .48%      1.72%

UNDERLYING FUND FEES AND EXPENSES


(as a percentage of daily net assets)




                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER       NET TOTAL ANNUAL
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                             FEE     (12B-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT        EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  ------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2...................     0.55%        0.25%       0.03%     0.83%           --         0.83%
  American Funds Growth Fund -- Class
     2.................................     0.32%        0.25%       0.02%     0.59%           --         0.59%
  American Funds Growth-Income
     Fund -- Class 2...................     0.27%        0.25%       0.01%     0.53%           --         0.53%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service Class........     0.57%        0.10%       0.09%     0.76%           --         0.76%
  VIP Mid Cap Portfolio -- Service
     Class 2...........................     0.57%        0.25%       0.11%     0.93%           --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Income Securities
     Fund -- Class 2...................     0.46%        0.25%       0.01%     0.72%           --         0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2+.......     0.48%        0.25%       0.30%     1.03%         0.01%        1.02%(1)
  Templeton Developing Markets
     Securities Fund -- Class 2........     1.23%        0.25%       0.24%     1.72%           --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2...................     0.63%        0.25%       0.18%     1.06%         0.03%        1.03%(1)
JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service
     Shares............................     0.64%        0.25%       0.06%     0.95%           --         0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I.................................     0.70%          --        0.02%     0.72%           --         0.72%(2)
  Legg Mason Partners Variable Capital
     and Income Portfolio -- Class II..     0.75%        0.25%       0.06%     1.06%         0.11%        0.95%(3)
  Legg Mason Partners Variable Dividend
     Strategy Portfolio+++.............     0.65%          --        0.24%     0.89%           --         0.89%
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.......     0.31%        0.25%       0.03%     0.59%           --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I..............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     International All Cap Opportunity
     Portfolio+++......................     0.85%          --        0.09%     0.94%           --         0.94%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I....     0.65%          --        0.07%     0.72%           --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++...............................     0.75%          --        0.04%     0.79%           --         0.79%
  Legg Mason Partners Variable Mid Cap
     Core Portfolio -- Class I++.......     0.75%          --        0.07%     0.82%           --         0.82%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap
     Growth and Value..................     0.75%        0.25%       0.05%     1.05%           --         1.05%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All
     Cap Growth and Value..............     0.75%        0.25%       0.09%     1.09%           --         1.09%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap
     Growth and Value..................     0.75%        0.25%       0.21%     1.21%           --         1.21%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class I+..     0.75%          --        0.21%     0.96%           --         0.96%
LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.......................     0.55%        0.25%       0.22%     1.02%           --         1.02%
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+........................     0.65%          --        0.08%     0.73%           --         0.73%
  Legg Mason Partners Variable High
     Income Portfolio++................     0.60%          --        0.06%     0.66%           --         0.66%
  Legg Mason Partners Variable Money
     Market Portfolio++................     0.45%          --        0.03%     0.48%           --         0.48%

                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER       NET TOTAL ANNUAL
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                             FEE     (12B-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT        EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  ------------------

MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E..............     0.63%        0.15%       0.22%     1.00%           --         1.00%(4)(5)(6)(8)
  Dreman Small-Cap Value
     Portfolio -- Class A..............     0.82%          --        0.37%     1.19%         0.09%        1.10%(4)(7)(8)
  Harris Oakmark International
     Portfolio -- Class A..............     0.78%          --        0.13%     0.91%           --         0.91%(4)
  Janus Forty Portfolio -- Class A.....     0.65%          --        0.06%     0.71%           --         0.71%(4)(8)
  Lazard Mid-Cap Portfolio -- Class B..     0.70%        0.25%       0.06%     1.01%           --         1.01%(4)
  Lord Abbett Growth and Income
     Portfolio -- Class B..............     0.50%        0.25%       0.03%     0.78%           --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B..............     0.68%        0.25%       0.07%     1.00%           --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++............     0.77%          --        0.09%     0.86%           --         0.86%(4)(5)(8)(9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..............     0.87%          --        0.06%     0.93%           --         0.93%(4)(5)
  MFS(R) Research International
     Portfolio -- Class B+.............     0.72%        0.25%       0.14%     1.11%           --         1.11%(4)
  MFS(R) Value Portfolio -- Class A....     0.73%          --        0.23%     0.96%           --         0.96%(4)(5)(8)
  Neuberger Berman Real Estate
     Portfolio -- Class A..............     0.64%          --        0.04%     0.68%           --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..............     0.50%          --        0.05%     0.55%           --         0.55%(4)
  Pioneer Fund Portfolio -- Class A....     0.75%          --        0.30%     1.05%         0.05%        1.00%(4)(7)(8)
  Pioneer Strategic Income
     Portfolio -- Class A++............     0.70%          --        0.12%     0.82%           --         0.82%(4)(5)(8)(9)
  Third Avenue Small Cap Value
     Portfolio -- Class B..............     0.74%        0.25%       0.04%     1.03%           --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D..............     0.72%        0.10%       0.06%     0.88%           --         0.88%(10)
  BlackRock Bond Income
     Portfolio -- Class E..............     0.39%        0.15%       0.07%     0.61%         0.01%        0.60%(10)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A..............     0.66%          --        0.06%     0.72%           --         0.72%(10)
  FI Large Cap Portfolio -- Class A....     0.78%          --        0.06%     0.84%           --         0.84%(10)
  FI Value Leaders Portfolio -- Class
     D.................................     0.64%        0.10%       0.07%     0.81%           --         0.81%(10)
  MFS(R) Total Return
     Portfolio -- Class F..............     0.53%        0.20%       0.05%     0.78%           --         0.78%(10)(12)
  Oppenheimer Global Equity
     Portfolio -- Class B..............     0.53%        0.25%       0.09%     0.87%           --         0.87%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.............     0.60%        0.25%       0.08%     0.93%           --         0.93%(10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class.............................     0.25%          --        0.40%     0.65%           --         0.65%
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth
     Fund -- Class IB+.................     0.70%        0.25%       0.55%     1.50%           --         1.50%
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth Portfolio -- Class
     I+................................     0.70%          --        0.08%     0.78%           --         0.78%






                                                                                                                      NET TOTAL
                                                                                                                        ANNUAL
                                                                                                                      OPERATING
                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE                           EXPENSES
                                             AND/OR                 ANNUAL        WAIVER                              INCLUDING
                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL   UNDERLYING FUND
UNDERLYING FUND:                  FEE     (12B-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*     EXPENSES*
----------------              ----------  ------------  --------  ---------  ---------------  -------------------  ---------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Conservative
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.09%     0.44%         0.09%              0.35%          0.96%(10)(13)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.02%     0.37%         0.02%              0.35%          1.00%(10)(13)
  MetLife Moderate
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.01%     0.36%         0.01%              0.35%          1.05%(10)(13)
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.01%     0.36%         0.01%              0.35%          1.10%(10)(13)
  MetLife Aggressive
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.07%     0.42%         0.07%              0.35%          1.10%(10)(13)



--------

* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (4) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.


++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.



NOTES


(1) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund and 0.03% for the Templeton Foreign Securities Fund of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).


(2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.


(3) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.


(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.


(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.


(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of Class A shares of the Portfolio.


(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees to 1.10% for Dreman Small-Cap Value Portfolio and 1.00% for Pioneer Fund Portfolio.


(8) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.


(9) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.


(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.


(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.


(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).


                             IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                    END OF PERIOD SHOWN                      ANNUITIZED AT END OF PERIOD SHOWN
                      ----------------------------------------------  ----------------------------------------------
FUNDING OPTION          1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------        ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with
Maximum Total Annual
Operating Expenses..     $1053       $1872       $2702       $4589       $453        $1362       $2277       $4589
Underlying Fund with
Minimum Total Annual
Operating Expenses..       929        1509        2109        3474        329          999        1684        3474


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Vintage II Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is no longer offered to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. We may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York

Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table
 -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R)                Seeks long-term capital            Fidelity Management & Research
     Portfolio -- Service Class    appreciation.                      Company
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service Class 2  capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Income Securities       Seeks to maximize income while     Franklin Advisers, Inc.
     Fund -- Class 2               maintaining prospects for capital
                                   appreciation.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks a balance between long-term  Legg Mason Partners Fund Advisor,
     Capital and Income            growth of capital and principal    LLC
     Portfolio -- Class II         preservation.                      Subadviser: ClearBridge Advisors,
                                                                      LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio+  principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value             Current income is a secondary      LLC
     Portfolio -- Class I          consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return on assets from  Legg Mason Partners Fund Advisor,
     International All Cap         growth of capital and income.      LLC
     Opportunity Portfolio                                            Subadviser: Brandywine Global
                                                                      Investment Management, LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital. Current income is a       LLC
     I                             secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth              capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth              capital.                           LLC
     Portfolio -- Class I+                                            Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     Diversified Strategic Income                                     LLC
     Portfolio -- Class I+                                            Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management L.L.C.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class B          capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory, LLC
     Portfolio -- Class B          through investments, primarily in  Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser:  AIM Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser:  AIM Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class B+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income.
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      Inc.
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           Inc.
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth       Seeks long-term growth of          Putnam Investment Management, LLC
     Fund -- Class IB+             capital.
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+



+ Not available under all Contracts. Availability depends on Contract issue date.

Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     - administration of the annuity options available under the Contracts and

     -    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative and

     -    other costs of doing business.

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                5 years               5%
         5 years                6 years               4%
         6 years                7 years               3%
        7 + years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a)  any Purchase Payment to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d)  any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     -    if a lifetime annuity payout has begun

     -    under the Managed Distribution Program

     - if after the first Contract Year, you elect Annuity Payments for a fixed period of at least five years.

FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. In addition, if you have enrolled in our systematic withdrawal program, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.15% annually. If you choose the Step-Up Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.40% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                5 years               5%
         5 years                6 years               4%
         6 years                7 years               3%
        7 + years                                     0%


Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Dreman Small-Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunity Portfolio, Legg Mason Partners Variable

Small Cap Growth Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, the Step-Up Benefit (also referred to as the "Annual Step-Up") or the Roll-Up Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance (Death Report Date).

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Annual Step-Up Death Benefit

     -    Roll-Up Death Benefit

The Annual Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions.

NOTE: IF THE OWNER DIES BEFORE THE ANNUITANT, THE DEATH BENEFIT IS RECALCULATED, REPLACING ALL REFERENCES TO "ANNUITANT" WITH "OWNER." ALL DEATH BENEFITS WILL BE REDUCED BY ANY PREMIUM TAX AND OUTSTANDING LOANS NOT PREVIOUSLY DEDUCTED.

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT



      AGE AT TIME OF DEATH                            DEATH BENEFIT


--------------------------------------------------------------------------------------
If Annuitant was younger than       -  the Contract Value on Death Report Date;
age 76 on the Contract Date,        -  the total Purchase Payments made under the
the death benefit will be the          Contract less any prior withdrawals; or
greatest of                         -  the Step-Up Value, if any, as described below.
--------------------------------------------------------------------------------------
If Annuitant was age 76 through     -  the Contract Value on Death Report Date; or
80 on the Contract Date, the        -  the total Purchase Payments made under the
death benefit will be the              Contract less any prior withdrawals
greater of
--------------------------------------------------------------------------------------
If Annuitant was age 81 or
older on the Contract Date, the
death benefit will be               -  the Contract Value on Death Report Date
--------------------------------------------------------------------------------------

STEP-UP VALUE (STANDARD DEATH BENEFIT)

The Step-Up Value for the standard death benefit depends on the Annuitant's age on the Contract Date as follows:

IF ANNUITANT WAS YOUNGER THAN AGE 68 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is on or before the Death Report Date). The initial Step-Up Value equals the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 76th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 76th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

IF ANNUITANT WAS AGE 68 THROUGH 75 ON THE CONTRACT DATE

We will establish a Step-Up Value on the seventh Contract Date anniversary (provided it is before the Death Report Date). The Step-Up Value will equal the Contract Value on that anniversary. Whenever a Purchase Payment is made, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the seventh Contract Date anniversary will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the seventh Contract Date anniversary, there is no Step-Up Value.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction which equals (1) the Step-Up Value in effect immediately before the reduction for partial surrender, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender. See the example of the partial surrender reduction below.

ANNUAL STEP-UP DEATH BENEFIT



--------------------------------------------------------------------------------------
The death benefit will be the
greatest of:                        -  the Contract Value on Death Report Date;
                                    -  the total Purchase Payments made under the
                                       Contract less any prior withdrawals; or
                                    -  the Step-Up Value, if any, as described below.
--------------------------------------------------------------------------------------


ROLL-UP DEATH BENEFIT


      AGE AT TIME OF DEATH                            DEATH BENEFIT


--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value;
                                    -  the Roll-Up Death Benefit Value (as described
                                       below); or
                                    -  the Step-Up Value, if any, as described below.
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value; or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below) on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80th
                                       birthday; or
                                    -  the Contract Value
--------------------------------------------------------------------------------------

STEP-UP VALUE (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will be established on each Contract Date anniversary which occurs prior to the Death Report Date. Whenever you make an additional Purchase Payment, we will increase the Step-Up Value by the amount of that Purchase Payment. Whenever you make a withdrawal, we will reduce the Step-Up Value by a partial surrender reduction as described below. On each Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, we will reset the Step-Up Value to equal the Contract Value on that date. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. We will not reduce the Step-Up Value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals as described below. If the Death Report Date is before the first Contract Date anniversary, there is no Step-Up Value.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

PARTIAL SURRENDER REDUCTION (FOR ANNUAL STEP-UP AND ROLL-UP DEATH BENEFITS). The partial surrender reduction equals (1) the death benefit value (step-up or roll-up value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 X (10,000/55,000) = $9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Step-Up Value as follows:

           50,000 X (10,000/30,000) = $16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/55,000) = $9,090

Your new modified Purchase Payment would be 50,000-9,090 = $40,910

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 X (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the surviving      continue the Contract rather
                              joint owner.                   than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         Yes
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


---------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the Contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I," "GMWB II," and "GMWB III," we may refer to any one of these as GMWB. The availability of each rider is shown below.



--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


You may elect a GMWB rider only at the time of your initial purchase of the Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.


ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB." Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.


The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:


     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction." The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:


     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction." The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.

Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III



--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                $9,091                 $500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------



                          WITHDRAWAL EXAMPLE FOR GMWB I


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected, and any living benefit rider is terminated.

Unless you elect otherwise, the Maturity Date will be the Annuitant's 95(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option.

We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the

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required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.


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ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments);

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.


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

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


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

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed

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

Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

Vintage II is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.30%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.082            66,173

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)...........................................  2006        0.820            0.862                --
                                                     2005        0.786            0.820            95,823
                                                     2004        0.753            0.786            95,819
                                                     2003        0.610            0.753            94,245
                                                     2002        0.886            0.610            57,411
                                                     2001        1.000            0.886            58,685

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.166            1.220                --
                                                     2005        1.130            1.166           181,062
                                                     2004        1.029            1.130           182,993
                                                     2003        0.788            1.029           178,669
                                                     2002        1.000            0.788             9,718

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        0.761            0.746                --
                                                     2005        0.671            0.761           379,064
                                                     2004        0.628            0.671           413,899
                                                     2003        0.515            0.628           437,056
                                                     2002        0.755            0.515           443,875
                                                     2001        0.926            0.755           502,272
                                                     2000        1.127            0.926           298,973
                                                     1999        1.000            1.127                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.165            1.385           587,837
                                                     2005        1.035            1.165           644,446
                                                     2004        0.924            1.035           635,480
                                                     2003        0.692            0.924           564,989
                                                     2002        0.821            0.692           525,945
                                                     2001        0.970            0.821           396,132
                                                     2000        1.211            0.970           219,232
                                                     1999        1.000            1.211                --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.247            1.357         1,024,855
                                                     2005        1.087            1.247         1,095,817
                                                     2004        0.979            1.087         1,147,016
                                                     2003        0.725            0.979         1,151,521
                                                     2002        0.972            0.725           941,090
                                                     2001        1.204            0.972           610,536
                                                     2000        1.167            1.204           139,836
                                                     1999        1.000            1.167                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.344            1.529         1,644,925
                                                     2005        1.287            1.344         1,774,707
                                                     2004        1.181            1.287         1,852,914
                                                     2003        0.904            1.181         1,853,357
                                                     2002        1.121            0.904         1,609,213
                                                     2001        1.107            1.121         1,049,824
                                                     2000        1.039            1.107           197,664
                                                     1999        1.000            1.039                --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.324            1.311                --
                                                     2005        1.135            1.324            31,202
                                                     2004        0.962            1.135                --
                                                     2003        0.780            0.962                --
                                                     2002        1.000            0.780                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.738            2.276                --
                                                     2005        1.643            1.738                --
                                                     2004        1.267            1.643                --
                                                     2003        0.958            1.267                --
                                                     2002        1.000            0.958                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.318            1.434                --
                                                     2005        1.211            1.318             4,100
                                                     2004        1.075            1.211                --
                                                     2003        1.000            1.075             1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.315            1.467                --
                                                     2005        1.210            1.315                --
                                                     2004        1.068            1.210                --
                                                     2003        1.000            1.068             1,000

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.036            1.209            72,127
                                                     2005        1.000            1.036                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        0.909            0.975           212,091
                                                     2005        0.879            0.909           228,339
                                                     2004        0.799            0.879           252,130
                                                     2003        0.589            0.799           244,209
                                                     2002        0.837            0.589           143,673
                                                     2001        1.001            0.837           116,704
                                                     2000        1.215            1.001            64,153
                                                     1999        1.000            1.215                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.267            1.481                --
                                                     2005        1.161            1.267           311,425
                                                     2004        1.044            1.161           334,972
                                                     2003        0.845            1.044           325,337
                                                     2002        1.000            0.845           100,137

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.244            2.837            30,004
                                                     2005        1.784            2.244            27,318
                                                     2004        1.449            1.784            10,263
                                                     2003        1.000            1.449               449

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.189            1.426           315,599
                                                     2005        1.093            1.189           348,784
                                                     2004        0.935            1.093           376,754
                                                     2003        0.716            0.935           331,478
                                                     2002        0.891            0.716           272,558
                                                     2001        1.074            0.891           228,595
                                                     2000        1.115            1.074            33,594
                                                     1999        1.000            1.115                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.272            1.529                --
                                                     2005        1.183            1.272            41,732
                                                     2004        1.033            1.183                --
                                                     2003        0.792            1.033                --
                                                     2002        1.000            0.792                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.499            0.558           184,379
                                                     2005        0.451            0.499           188,975
                                                     2004        0.379            0.451           190,981
                                                     2003        0.285            0.379           214,606
                                                     2002        0.402            0.285           119,873
                                                     2001        0.674            0.402           127,433
                                                     2000        1.000            0.674            57,556

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.556            1.751                --
                                                     2005        1.516            1.556             7,078
                                                     2004        1.337            1.516             7,078
                                                     2003        1.000            1.337             1,000

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.800            0.932            60,406
                                                     2005        0.812            0.800            74,091
                                                     2004        0.796            0.812            73,621
                                                     2003        0.653            0.796            63,083
                                                     2002        0.894            0.653            17,665
                                                     2001        1.000            0.894             1,370

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        0.914            0.968             7,293
                                                     2005        0.871            0.914             7,293
                                                     2004        0.857            0.871             7,448
                                                     2003        0.647            0.857             9,623
                                                     2002        0.895            0.647             2,490
                                                     2001        1.000            0.895                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.149            1.281           127,017
                                                     2005        1.110            1.149           126,348
                                                     2004        0.973            1.110           127,107
                                                     2003        0.694            0.973           101,651
                                                     2002        0.946            0.694            46,293
                                                     2001        1.000            0.946                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.352            1.576           368,931
                                                     2005        1.316            1.352           419,329
                                                     2004        1.231            1.316           444,091
                                                     2003        0.897            1.231           388,411
                                                     2002        1.212            0.897           238,858
                                                     2001        1.205            1.212           196,939
                                                     2000        1.033            1.205            56,658
                                                     1999        1.000            1.033                --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.259            1.470           105,032
                                                     2005        1.198            1.259           118,640
                                                     2004        1.099            1.198           122,214
                                                     2003        0.841            1.099           161,257
                                                     2002        1.108            0.841           122,448
                                                     2001        1.171            1.108            51,941
                                                     2000        1.029            1.171                --
                                                     1999        1.000            1.029                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.342            1.494            82,328
                                                     2005        1.296            1.342            87,264
                                                     2004        1.141            1.296            87,420
                                                     2003        0.776            1.141            87,852
                                                     2002        1.204            0.776             3,000
                                                     2001        1.315            1.204             1,034
                                                     2000        1.141            1.315                --
                                                     1999        1.000            1.141                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00)...........  2006        1.077            1.220           756,603
                                                     2005        1.046            1.077           812,511
                                                     2004        0.974            1.046           838,578
                                                     2003        0.792            0.974           789,381
                                                     2002        0.973            0.792           811,466
                                                     2001        1.026            0.973           386,946
                                                     2000        1.044            1.026           190,206
                                                     1999        1.000            1.044                --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00)...........................................  2006        1.257            1.308           532,260
                                                     2005        1.242            1.257           621,062
                                                     2004        1.178            1.242           656,373
                                                     2003        1.068            1.178           698,235
                                                     2002        1.032            1.068           474,374
                                                     2001        1.014            1.032           306,470
                                                     2000        0.999            1.014            17,824
                                                     1999        1.000            0.999                --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        0.894            1.016           162,206
                                                     2005        0.869            0.894           182,821
                                                     2004        0.798            0.869           188,261
                                                     2003        0.633            0.798           182,850
                                                     2002        0.826            0.633           114,890
                                                     2001        0.955            0.826           111,598
                                                     2000        1.067            0.955            27,831
                                                     1999        1.000            1.067                --

  LMPVPII Fundamental Value Subaccount (6/00)......  2006        1.355            1.562           887,114
                                                     2005        1.310            1.355         1,029,480
                                                     2004        1.226            1.310         1,097,780
                                                     2003        0.896            1.226         1,158,025
                                                     2002        1.153            0.896           758,878
                                                     2001        1.234            1.153           588,600
                                                     2000        1.037            1.234           146,610
                                                     1999        1.000            1.037                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        1.009            1.036            21,702
                                                     2005        0.998            1.009             7,944
                                                     2004        1.000            0.998            40,362
                                                     2003        1.000            1.000                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (3/00).....  2006        1.382            1.484         1,117,081
                                                     2005        1.254            1.382         1,278,473
                                                     2004        1.155            1.254         1,310,672
                                                     2003        0.870            1.155         1,273,855
                                                     2002        1.309            0.870           573,856
                                                     2001        1.382            1.309           452,646
                                                     2000        1.210            1.382           164,358
                                                     1999        1.000            1.210                --

  LMPVPIII High Income Subaccount (8/00)...........  2006        1.163            1.274           467,238
                                                     2005        1.148            1.163           575,995
                                                     2004        1.053            1.148           716,412
                                                     2003        0.837            1.053           875,823
                                                     2002        0.876            0.837           672,340
                                                     2001        0.922            0.876           489,304
                                                     2000        1.016            0.922             1,807
                                                     1999        1.000            1.016                --

  LMPVPIII International All Cap Growth Subaccount
  (3/00)...........................................  2006        0.730            0.907            81,057
                                                     2005        0.662            0.730           104,915
                                                     2004        0.569            0.662           109,830
                                                     2003        0.452            0.569           119,997
                                                     2002        0.617            0.452            87,057
                                                     2001        0.908            0.617            83,173
                                                     2000        1.207            0.908            47,399
                                                     1999        1.000            1.207                --

  LMPVPIII Large Cap Growth Subaccount (2/00)......  2006        0.962            0.993           482,968
                                                     2005        0.926            0.962           597,379
                                                     2004        0.935            0.926           607,137
                                                     2003        0.642            0.935           629,393
                                                     2002        0.865            0.642           599,697
                                                     2001        1.001            0.865           517,862
                                                     2000        1.090            1.001           282,561
                                                     1999        1.000            1.090                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (6/00).......  2006        1.038            1.212           266,342
                                                     2005        0.988            1.038           390,097
                                                     2004        0.904            0.988           393,882
                                                     2003        0.718            0.904           402,191
                                                     2002        0.975            0.718           432,542
                                                     2001        1.076            0.975           384,096
                                                     2000        0.964            1.076           314,048
                                                     1999        1.000            0.964                --

  LMPVPIII Mid Cap Core Subaccount (4/00)..........  2006        1.444            1.636           325,170
                                                     2005        1.351            1.444           375,043
                                                     2004        1.239            1.351           381,702
                                                     2003        0.967            1.239           366,913
                                                     2002        1.211            0.967           225,995
                                                     2001        1.364            1.211           191,467
                                                     2000        1.172            1.364            64,859
                                                     1999        1.000            1.172                --

  LMPVPIII Money Market Subaccount (2/00)..........  2006        1.082            1.117         1,908,317
                                                     2005        1.066            1.082         1,619,770
                                                     2004        1.070            1.066         1,994,070
                                                     2003        1.077            1.070         1,821,759
                                                     2002        1.078            1.077           524,727
                                                     2001        1.053            1.078           148,566
                                                     2000        1.006            1.053            64,613
                                                     1999        1.000            1.006                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.506            1.690           293,128
                                                     2005        1.450            1.506           350,815
                                                     2004        1.377            1.450           407,875
                                                     2003        1.062            1.377           355,766
                                                     2002        1.000            1.062             2,136

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.333            1.455           652,746
                                                     2005        1.296            1.333           615,622
                                                     2004        1.250            1.296           658,255
                                                     2003        1.039            1.250           650,307
                                                     2002        1.000            1.039           369,328

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.597            1.816            37,513
                                                     2005        1.519            1.597            36,910
                                                     2004        1.395            1.519            36,823
                                                     2003        1.075            1.395            24,561
                                                     2002        1.000            1.075             1,000

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.467            1.626            38,190
                                                     2005        1.435            1.467            38,539
                                                     2004        1.362            1.435            33,075
                                                     2003        1.070            1.362            30,342
                                                     2002        1.000            1.070             1,174

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.411            1.634            39,405
                                                     2005        1.385            1.411                --
                                                     2004        1.245            1.385                --
                                                     2003        1.000            1.245             3,478

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.649            1.827            21,468
                                                     2005        1.543            1.649            21,664
                                                     2004        1.260            1.543             3,301
                                                     2003        1.000            1.260             3,651

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        0.899            0.954           164,638

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.278            1.365             4,685

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.526            1.685            22,163

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.311            1.347            14,199

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.078           545,385

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.074                --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.997            0.987             7,511

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.287            1.280                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.276            1.413            38,294

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.223                --

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.484            1.599                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.097            1.157                --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.134            1.177            17,289

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.031            12,283

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.905            0.885            71,815

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.213            1.261           528,129

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        0.735            0.757            23,000

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        0.801            0.814           440,658

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.302            1.338           400,648

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.062                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.045             3,410

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.051                --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.057            29,327

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.062             2,050

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.411            1.511         1,056,515

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.053            28,501

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.071           247,951

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.136            1.129             9,796
                                                     2005        1.127            1.136             9,803
                                                     2004        1.049            1.127             6,233
                                                     2003        1.000            1.049                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.231            1.262         1,676,995
                                                     2005        1.218            1.231         1,836,453
                                                     2004        1.176            1.218         1,938,032
                                                     2003        1.134            1.176         2,391,763
                                                     2002        1.054            1.134         1,135,768
                                                     2001        1.000            1.054           142,080

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)...........................................  2006        0.821            0.900            13,664
                                                     2005        0.775            0.821            13,730
                                                     2004        0.730            0.775            13,055
                                                     2003        0.560            0.730             8,771
                                                     2002        0.806            0.560             3,766
                                                     2001        1.000            0.806             1,568

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.124            1.417           153,750
                                                     2005        1.014            1.124           139,183
                                                     2004        0.884            1.014           126,825
                                                     2003        0.697            0.884           118,813
                                                     2002        0.858            0.697            32,066
                                                     2001        1.000            0.858             4,131

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.709            1.978            85,454
                                                     2005        1.617            1.709            92,613
                                                     2004        1.298            1.617            91,173
                                                     2003        0.879            1.298           125,042
                                                     2002        1.089            0.879           119,022
                                                     2001        1.000            1.089            27,156

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        0.936            0.997                --
                                                     2005        0.872            0.936             7,520
                                                     2004        0.829            0.872             7,530
                                                     2003        0.650            0.829             7,540
                                                     2002        0.865            0.650             5,245
                                                     2001        1.000            0.865             1,154

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (10/00).......  2006        1.238            1.302                --
                                                     2005        1.200            1.238           499,998
                                                     2004        1.107            1.200           518,850
                                                     2003        0.855            1.107           419,770
                                                     2002        1.006            0.855           151,748
                                                     2001        1.092            1.006           137,176
                                                     2000        1.013            1.092            16,525
                                                     1999        1.000            1.013                --

  Travelers Large Cap Subaccount (6/00)............  2006        0.776            0.801                --
                                                     2005        0.724            0.776           359,523
                                                     2004        0.688            0.724           362,622
                                                     2003        0.559            0.688           354,540
                                                     2002        0.734            0.559           172,587
                                                     2001        0.900            0.734           165,937
                                                     2000        1.066            0.900            60,766
                                                     1999        1.000            1.066                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.112            1.183                --
                                                     2005        1.000            1.112                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.022            1.027                --
                                                     2005        1.008            1.022             4,136

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.056            1.095                --
                                                     2005        1.008            1.056            21,813

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.090            1.138                --
                                                     2005        1.000            1.090                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.033            1.054                --
                                                     2005        1.000            1.033                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (7/00).......  2006        1.223            1.213                --
                                                     2005        1.222            1.223           801,572
                                                     2004        1.204            1.222           981,921
                                                     2003        1.125            1.204         1,070,557
                                                     2002        1.115            1.125           510,149
                                                     2001        1.059            1.115           188,214
                                                     2000        0.994            1.059            29,625
                                                     1999        1.000            0.994                --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        0.846            0.899                --
                                                     2005        0.765            0.846           191,863
                                                     2004        0.669            0.765           193,486
                                                     2003        0.559            0.669           224,873
                                                     2002        0.757            0.559           182,592
                                                     2001        0.989            0.757           161,626
                                                     2000        1.061            0.989           101,243
                                                     1999        1.000            1.061                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.854            0.905                --
                                                     2005        0.840            0.854            71,846
                                                     2004        0.745            0.840                --
                                                     2003        0.551            0.745                --
                                                     2002        1.000            0.551                --

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.365            1.411                --
                                                     2005        1.343            1.365         1,107,966
                                                     2004        1.221            1.343         1,174,241
                                                     2003        1.061            1.221         1,110,848
                                                     2002        1.135            1.061           695,684
                                                     2001        1.150            1.135           445,508
                                                     2000        0.999            1.150           202,359
                                                     1999        1.000            0.999                --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.180            1.276                --
                                                     2005        1.123            1.180                --
                                                     2004        1.000            1.123                --

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.327            1.526                --
                                                     2005        1.228            1.327            14,654
                                                     2004        1.074            1.228            16,556
                                                     2003        0.846            1.074                --
                                                     2002        1.000            0.846                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.397            1.484                --
                                                     2005        1.336            1.397                --
                                                     2004        1.218            1.336                --
                                                     2003        1.000            1.218                --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.041            1.097                --
                                                     2005        1.037            1.041                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.122            1.134                --
                                                     2005        1.096            1.122             7,550
                                                     2004        1.000            1.096                --

  Travelers Strategic Equity Subaccount (6/00).....  2006        0.735            0.767                --
                                                     2005        0.729            0.735           167,702
                                                     2004        0.670            0.729           193,465
                                                     2003        0.512            0.670           216,950
                                                     2002        0.782            0.512           255,773
                                                     2001        0.914            0.782           284,839
                                                     2000        1.132            0.914           202,439
                                                     1999        1.000            1.132                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.117            1.287                --
                                                     2005        1.027            1.117                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.113            1.278                --
                                                     2005        1.000            1.113                --

  Travelers Van Kampen Enterprise Subaccount
  (4/00)...........................................  2006        0.707            0.735                --
                                                     2005        0.664            0.707            35,382
                                                     2004        0.648            0.664            38,094
                                                     2003        0.523            0.648            39,159
                                                     2002        0.750            0.523            37,188
                                                     2001        0.964            0.750            49,390
                                                     2000        1.145            0.964            39,955
                                                     1999        1.000            1.145                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)........................................  2006        0.760            0.772           185,469
                                                     2005        0.714            0.760           196,567
                                                     2004        0.675            0.714           221,492
                                                     2003        0.537            0.675           216,713
                                                     2002        0.806            0.537           196,991
                                                     2001        1.193            0.806           196,978
                                                     2000        1.345            1.193           115,899
                                                     1999        1.000            1.345                --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/00)...........................................  2006        1.349            1.486           172,664
                                                     2005        1.169            1.349           223,984
                                                     2004        1.027            1.169           168,972
                                                     2003        0.811            1.027           163,339
                                                     2002        0.907            0.811            81,354
                                                     2001        1.048            0.907            53,627
                                                     2000        1.138            1.048            22,930
                                                     1999        1.000            1.138                --

  VIP Mid Cap Subaccount (Service Class 2) (7/02)..  2006        1.678            1.861           209,253
                                                     2005        1.440            1.678           232,128
                                                     2004        1.170            1.440           220,808
                                                     2003        0.857            1.170           236,967
                                                     2002        1.000            0.857            62,979




                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.075                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)...........................................  2006        1.258            1.319                 --
                                                     2005        1.218            1.258              7,238
                                                     2004        1.178            1.218              7,578
                                                     2003        0.963            1.178             10,027
                                                     2002        1.000            0.963                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.380            1.440                 --
                                                     2005        1.349            1.380            863,304
                                                     2004        1.241            1.349            671,346
                                                     2003        0.960            1.241            324,534
                                                     2002        1.000            0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        1.360            1.321                 --
                                                     2005        1.211            1.360            551,459
                                                     2004        1.143            1.211            216,941
                                                     2003        0.948            1.143             66,077
                                                     2002        1.000            0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.612            1.898          5,865,325
                                                     2005        1.445            1.612          5,479,126
                                                     2004        1.302            1.445          3,301,874
                                                     2003        0.984            1.302            560,403
                                                     2002        1.000            0.984                 --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.606            1.730         14,897,001
                                                     2005        1.413            1.606         15,362,612
                                                     2004        1.285            1.413          9,273,858
                                                     2003        0.960            1.285          2,482,245
                                                     2002        1.000            0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.404            1.582         18,131,781
                                                     2005        1.357            1.404         18,636,981
                                                     2004        1.257            1.357         12,269,497
                                                     2003        0.971            1.257          2,985,394
                                                     2002        1.000            0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.597            1.577                 --
                                                     2005        1.382            1.597            144,490
                                                     2004        1.183            1.382             85,167
                                                     2003        0.968            1.183             62,369
                                                     2002        1.000            0.968                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.773            2.300                 --
                                                     2005        1.692            1.773            621,716
                                                     2004        1.317            1.692            363,487
                                                     2003        1.005            1.317            141,660
                                                     2002        1.000            1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.291            1.401                 --
                                                     2005        1.199            1.291            491,266
                                                     2004        1.073            1.199            200,346
                                                     2003        1.000            1.073                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.289            1.433                 --
                                                     2005        1.197            1.289            558,937
                                                     2004        1.067            1.197            213,448
                                                     2003        1.000            1.067                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.030            1.190          1,855,434
                                                     2005        1.000            1.030            473,972

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.452            1.543          1,284,037
                                                     2005        1.417            1.452          1,496,822
                                                     2004        1.300            1.417          1,111,279
                                                     2003        0.969            1.300            297,552
                                                     2002        1.000            0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.448            1.676                 --
                                                     2005        1.340            1.448          3,992,826
                                                     2004        1.217            1.340          2,095,459
                                                     2003        0.994            1.217            723,595
                                                     2002        1.000            0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.188            2.740          1,654,953
                                                     2005        1.756            2.188          1,505,095
                                                     2004        1.440            1.756            466,250
                                                     2003        1.000            1.440             91,391

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.596            1.895          4,708,415
                                                     2005        1.481            1.596          4,568,600
                                                     2004        1.278            1.481          2,330,211
                                                     2003        0.989            1.278            519,279
                                                     2002        1.000            0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.524            1.815                 --
                                                     2005        1.431            1.524          2,064,621
                                                     2004        1.262            1.431            594,562
                                                     2003        0.976            1.262            206,659
                                                     2002        1.000            0.976                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.671            1.851             72,150
                                                     2005        1.525            1.671             71,823
                                                     2004        1.295            1.525             17,001
                                                     2003        0.983            1.295              9,106
                                                     2002        1.000            0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.517            1.693                 --
                                                     2005        1.492            1.517            896,870
                                                     2004        1.328            1.492            512,682
                                                     2003        1.000            1.328             58,521

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        1.147            1.323            646,905
                                                     2005        1.175            1.147            663,758
                                                     2004        1.163            1.175            499,442
                                                     2003        0.963            1.163            171,776
                                                     2002        1.000            0.963                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.318            1.383            129,733
                                                     2005        1.268            1.318             64,976
                                                     2004        1.260            1.268             30,641
                                                     2003        0.960            1.260             15,353
                                                     2002        1.000            0.960                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.568            1.731            465,300
                                                     2005        1.529            1.568            449,352
                                                     2004        1.353            1.529            361,221
                                                     2003        0.974            1.353            162,355
                                                     2002        1.000            0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.406            1.624          2,877,618
                                                     2005        1.382            1.406          3,274,732
                                                     2004        1.305            1.382          2,835,223
                                                     2003        0.960            1.305          1,303,133
                                                     2002        1.000            0.960                 --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.394            1.612          1,610,692
                                                     2005        1.338            1.394          1,852,362
                                                     2004        1.240            1.338          1,547,557
                                                     2003        0.958            1.240            657,293
                                                     2002        1.000            0.958                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.630            1.797            707,497
                                                     2005        1.589            1.630            758,509
                                                     2004        1.412            1.589            681,109
                                                     2003        0.970            1.412            195,339
                                                     2002        1.000            0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00)...........  2006        1.290            1.448          4,321,712
                                                     2005        1.265            1.290          5,012,226
                                                     2004        1.190            1.265          4,141,171
                                                     2003        0.977            1.190          1,561,246
                                                     2002        1.000            0.977                 --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00)...........................................  2006        1.155            1.190          2,807,755
                                                     2005        1.152            1.155          3,581,641
                                                     2004        1.103            1.152          2,920,201
                                                     2003        1.010            1.103            887,819
                                                     2002        1.000            1.010                 --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        1.327            1.493          2,451,798
                                                     2005        1.302            1.327          2,839,502
                                                     2004        1.208            1.302          2,252,137
                                                     2003        0.967            1.208          1,148,700
                                                     2002        1.000            0.967                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (6/00)......  2006        1.419            1.621          8,782,807
                                                     2005        1.385            1.419          9,239,878
                                                     2004        1.309            1.385          8,216,033
                                                     2003        0.966            1.309          2,834,488
                                                     2002        1.000            0.966                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.987            1.005          2,330,493
                                                     2005        0.986            0.987          2,390,703
                                                     2004        0.997            0.986          1,892,813
                                                     2003        1.000            0.997             14,435

  LMPVPIII Aggressive Growth Subaccount (3/00).....  2006        1.467            1.561         10,359,253
                                                     2005        1.344            1.467         11,136,013
                                                     2004        1.250            1.344          8,924,780
                                                     2003        0.951            1.250          2,994,791
                                                     2002        1.000            0.951                 --

  LMPVPIII High Income Subaccount (8/00)...........  2006        1.361            1.476          4,201,814
                                                     2005        1.356            1.361          5,049,829
                                                     2004        1.256            1.356          3,993,608
                                                     2003        1.007            1.256          1,647,756
                                                     2002        1.000            1.007                 --

  LMPVPIII International All Cap Growth Subaccount
  (3/00)...........................................  2006        1.546            1.903             26,594
                                                     2005        1.416            1.546             26,594
                                                     2004        1.228            1.416             20,659
                                                     2003        0.986            1.228             16,617
                                                     2002        1.000            0.986                 --

  LMPVPIII Large Cap Growth Subaccount (2/00)......  2006        1.378            1.409          3,160,788
                                                     2005        1.339            1.378          3,424,059
                                                     2004        1.365            1.339          3,125,256
                                                     2003        0.946            1.365          1,176,777
                                                     2002        1.000            0.946                 --

  LMPVPIII Large Cap Value Subaccount (6/00).......  2006        1.362            1.575             23,078
                                                     2005        1.308            1.362             57,391
                                                     2004        1.209            1.308             58,386
                                                     2003        0.969            1.209             36,575
                                                     2002        1.000            0.969                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (4/00)..........  2006        1.417            1.591          1,737,713
                                                     2005        1.338            1.417          1,933,083
                                                     2004        1.239            1.338          1,628,496
                                                     2003        0.977            1.239            733,971
                                                     2002        1.000            0.977                 --

  LMPVPIII Money Market Subaccount (2/00)..........  2006        0.975            0.998          3,098,109
                                                     2005        0.970            0.975          3,019,588
                                                     2004        0.984            0.970          2,251,784
                                                     2003        0.999            0.984            888,448
                                                     2002        1.000            0.999                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.337            1.485         19,863,305
                                                     2005        1.299            1.337         21,918,724
                                                     2004        1.245            1.299         14,950,399
                                                     2003        0.969            1.245          3,309,858
                                                     2002        1.000            0.969                 --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.222            1.320         17,342,699
                                                     2005        1.199            1.222         19,350,145
                                                     2004        1.168            1.199         13,207,492
                                                     2003        0.979            1.168          2,672,484
                                                     2002        1.000            0.979                 --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.390            1.566          4,543,622
                                                     2005        1.335            1.390          4,997,367
                                                     2004        1.238            1.335          2,387,094
                                                     2003        0.962            1.238            490,264
                                                     2002        1.000            0.962                 --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.282            1.407          2,777,247
                                                     2005        1.266            1.282          3,120,861
                                                     2004        1.213            1.266          1,741,885
                                                     2003        0.961            1.213            576,357
                                                     2002        1.000            0.961                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.376            1.578          2,148,289
                                                     2005        1.363            1.376          2,139,915
                                                     2004        1.237            1.363          1,226,122
                                                     2003        1.000            1.237            154,434

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.608            1.764          2,597,442
                                                     2005        1.519            1.608          2,921,421
                                                     2004        1.252            1.519          1,430,939
                                                     2003        1.000            1.252            131,586

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.516            1.599            288,998

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.266            1.344             56,705

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.749            1.919          1,285,532

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.577            1.610            167,521

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.071          6,479,999

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.067             53,483

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.438            1.414            530,563

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.276            1.261             20,057

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.252            1.378            940,120

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.215          1,328,851

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.443            1.544            413,816

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.088            1.140                 --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.113            1.148          3,470,815

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.024          2,422,847

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.549            1.506            636,005

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.059            1.095          4,842,617

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.316            1.347            118,219

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.341            1.353          1,120,739

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.414            1.445          3,166,062

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.056                553

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.038            408,562

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.045            229,794

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.050            164,786

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.055            214,580

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.269            1.351         11,196,229

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.046          4,363,967

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.064            747,985

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.108            1.091          4,183,557
                                                     2005        1.110            1.108          4,183,574
                                                     2004        1.042            1.110          2,075,669
                                                     2003        1.000            1.042            364,430

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.067            1.084         15,751,561
                                                     2005        1.066            1.067         16,295,872
                                                     2004        1.039            1.066         11,030,522
                                                     2003        1.012            1.039          4,444,217
                                                     2002        1.000            1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01)...........................................  2006        1.364            1.481                 --
                                                     2005        1.301            1.364                 --
                                                     2004        1.237            1.301                 --
                                                     2003        0.958            1.237                 --
                                                     2002        1.000            0.958                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.557            1.945            502,297
                                                     2005        1.420            1.557            503,884
                                                     2004        1.249            1.420            507,731
                                                     2003        0.994            1.249            378,045
                                                     2002        1.000            0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.846            2.117          1,084,311
                                                     2005        1.764            1.846          1,127,527
                                                     2004        1.429            1.764            802,610
                                                     2003        0.977            1.429            446,380
                                                     2002        1.000            0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        1.353            1.438                 --
                                                     2005        1.273            1.353            533,485
                                                     2004        1.222            1.273            433,213
                                                     2003        0.967            1.222            173,834
                                                     2002        1.000            0.967                 --

  Travelers Equity Income Subaccount (10/00).......  2006        1.349            1.414                 --
                                                     2005        1.320            1.349          3,470,760
                                                     2004        1.229            1.320          2,356,302
                                                     2003        0.958            1.229            933,491
                                                     2002        1.000            0.958                 --

  Travelers Large Cap Subaccount (6/00)............  2006        1.304            1.341                 --
                                                     2005        1.227            1.304            761,388
                                                     2004        1.178            1.227            638,667
                                                     2003        0.966            1.178            246,621
                                                     2002        1.000            0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.105            1.173                 --
                                                     2005        1.000            1.105                474

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.017            1.018                 --
                                                     2005        1.007            1.017                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.050            1.086                 --
                                                     2005        1.008            1.050            113,761

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.083            1.127                 --
                                                     2005        1.000            1.083            238,769

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.028            1.045                 --
                                                     2005        1.000            1.028              8,861

  Travelers Managed Income Subaccount (7/00).......  2006        1.072            1.059                 --
                                                     2005        1.081            1.072          5,358,347
                                                     2004        1.075            1.081          4,415,032
                                                     2003        1.014            1.075          1,389,623
                                                     2002        1.000            1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        1.431            1.516                 --
                                                     2005        1.306            1.431            360,257
                                                     2004        1.153            1.306            236,555
                                                     2003        0.973            1.153            123,529
                                                     2002        1.000            0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.467            1.549                 --
                                                     2005        1.456            1.467            662,001
                                                     2004        1.305            1.456            183,666
                                                     2003        0.974            1.305            138,108
                                                     2002        1.000            0.974                 --

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.232            1.269                 --
                                                     2005        1.224            1.232         12,161,644
                                                     2004        1.123            1.224          8,449,630
                                                     2003        0.986            1.123          3,040,252
                                                     2002        1.000            0.986                 --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.162            1.252                 --
                                                     2005        1.116            1.162            692,556
                                                     2004        1.000            1.116            152,817

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.526            1.749                 --
                                                     2005        1.425            1.526          1,407,512
                                                     2004        1.259            1.425            820,537
                                                     2003        1.001            1.259             85,856
                                                     2002        1.000            1.001                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.363            1.443                 --
                                                     2005        1.315            1.363            524,811
                                                     2004        1.210            1.315            202,670
                                                     2003        1.000            1.210              4,367

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.036            1.088                 --
                                                     2005        1.036            1.036                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.104            1.113                 --
                                                     2005        1.089            1.104          3,120,622
                                                     2004        1.000            1.089            438,335

  Travelers Strategic Equity Subaccount (6/00).....  2006        1.351            1.407                 --
                                                     2005        1.354            1.351            459,855
                                                     2004        1.256            1.354            421,151
                                                     2003        0.969            1.256            331,406
                                                     2002        1.000            0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.111            1.276                 --
                                                     2005        1.026            1.111              8,175

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.106            1.266                 --
                                                     2005        1.000            1.106                 --

  Travelers Van Kampen Enterprise Subaccount
  (4/00)...........................................  2006        1.270            1.316                 --
                                                     2005        1.205            1.270            242,757
                                                     2004        1.186            1.205            112,094
                                                     2003        0.966            1.186            157,881
                                                     2002        1.000            0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)........................................  2006        1.319            1.327            162,826
                                                     2005        1.250            1.319            148,862
                                                     2004        1.195            1.250            104,386
                                                     2003        0.959            1.195             55,188
                                                     2002        1.000            0.959                 --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/00)...........................................  2006        1.603            1.749          6,450,192
                                                     2005        1.403            1.603          6,370,669
                                                     2004        1.244            1.403          3,260,531
                                                     2003        0.991            1.244          1,112,778
                                                     2002        1.000            0.991                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (7/02)..  2006        1.875            2.061          4,235,804
                                                     2005        1.625            1.875          4,190,757
                                                     2004        1.333            1.625          2,561,023
                                                     2003        0.986            1.333            731,326
                                                     2002        1.000            0.986                 --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.


Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.30%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.082            158,278

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)...........................................  2006        0.820            0.862                 --
                                                     2005        0.786            0.820            186,959
                                                     2004        0.753            0.786            193,397
                                                     2003        0.610            0.753            224,709
                                                     2002        0.886            0.610            273,880
                                                     2001        1.000            0.886             44,481

AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.166            1.220                 --
                                                     2005        1.130            1.166            154,124
                                                     2004        1.029            1.130            205,133
                                                     2003        0.788            1.029            202,171
                                                     2002        1.000            0.788            105,186

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        0.761            0.746                 --
                                                     2005        0.671            0.761          3,542,749
                                                     2004        0.628            0.671          3,980,042
                                                     2003        0.515            0.628          4,417,255
                                                     2002        0.755            0.515          4,996,672
                                                     2001        0.926            0.755          5,706,327
                                                     2000        1.127            0.926          4,292,514
                                                     1999        1.000            1.127             98,377

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.165            1.385          4,868,437
                                                     2005        1.035            1.165          4,027,212
                                                     2004        0.924            1.035          4,044,618
                                                     2003        0.692            0.924          4,013,956
                                                     2002        0.821            0.692          3,794,165
                                                     2001        0.970            0.821          3,848,239
                                                     2000        1.211            0.970          3,249,643
                                                     1999        1.000            1.211            123,540

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.247            1.357          9,070,220
                                                     2005        1.087            1.247          9,929,724
                                                     2004        0.979            1.087         10,072,367
                                                     2003        0.725            0.979          9,674,784
                                                     2002        0.972            0.725          9,051,297
                                                     2001        1.204            0.972          8,538,251
                                                     2000        1.167            1.204          6,160,677
                                                     1999        1.000            1.167          1,134,441

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.344            1.529          8,781,366
                                                     2005        1.287            1.344          9,174,263
                                                     2004        1.181            1.287          9,487,143
                                                     2003        0.904            1.181          9,723,750
                                                     2002        1.121            0.904          8,678,386
                                                     2001        1.107            1.121          7,396,792
                                                     2000        1.039            1.107          4,257,325
                                                     1999        1.000            1.039             46,596

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.324            1.311                 --
                                                     2005        1.135            1.324             11,611
                                                     2004        0.962            1.135                 --
                                                     2003        0.780            0.962                 --
                                                     2002        0.878            0.780                 --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.738            2.276                 --
                                                     2005        1.643            1.738                972
                                                     2004        1.267            1.643                 --
                                                     2003        0.958            1.267                 --
                                                     2002        1.048            0.958                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.318            1.434                 --
                                                     2005        1.211            1.318             41,122
                                                     2004        1.075            1.211                 --
                                                     2003        1.000            1.075                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.315            1.467                 --
                                                     2005        1.210            1.315            135,076
                                                     2004        1.068            1.210              8,884
                                                     2003        1.000            1.068                 --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.036            1.209            244,588
                                                     2005        0.984            1.036            128,213

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        0.909            0.975          1,543,858
                                                     2005        0.879            0.909          2,195,571
                                                     2004        0.799            0.879          2,438,278
                                                     2003        0.589            0.799          2,521,774
                                                     2002        0.837            0.589          2,338,805
                                                     2001        1.001            0.837          2,212,536
                                                     2000        1.215            1.001          1,777,941
                                                     1999        1.000            1.215            549,437

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/02)........................................  2006        1.267            1.481                 --
                                                     2005        1.161            1.267            439,692
                                                     2004        1.044            1.161            382,679
                                                     2003        0.845            1.044            329,118
                                                     2002        1.000            0.845             24,581

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.244            2.837            505,566
                                                     2005        1.784            2.244            393,288
                                                     2004        1.449            1.784             64,080
                                                     2003        1.000            1.449             82,956

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.189            1.426          2,829,485
                                                     2005        1.093            1.189          2,760,034
                                                     2004        0.935            1.093          2,498,119
                                                     2003        0.716            0.935          2,404,709
                                                     2002        0.891            0.716          2,323,461
                                                     2001        1.074            0.891          2,087,896
                                                     2000        1.115            1.074          1,545,765
                                                     1999        1.000            1.115             53,095

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.272            1.529                 --
                                                     2005        1.183            1.272            165,606
                                                     2004        1.033            1.183             14,706
                                                     2003        0.792            1.033                 --
                                                     2002        0.832            0.792                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.499            0.558          1,739,888
                                                     2005        0.451            0.499          2,024,904
                                                     2004        0.379            0.451          2,131,311
                                                     2003        0.285            0.379          2,307,386
                                                     2002        0.402            0.285          2,481,234
                                                     2001        0.674            0.402          2,683,031
                                                     2000        1.000            0.674          1,701,726

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.556            1.751                 --
                                                     2005        1.516            1.556             79,133
                                                     2004        1.337            1.516            113,342
                                                     2003        1.000            1.337             60,086

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.800            0.932            133,339
                                                     2005        0.812            0.800            149,840
                                                     2004        0.796            0.812            154,400
                                                     2003        0.653            0.796            148,027
                                                     2002        0.894            0.653             62,178
                                                     2001        1.000            0.894              8,386

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        0.914            0.968            278,729
                                                     2005        0.871            0.914            319,085
                                                     2004        0.857            0.871            362,894
                                                     2003        0.647            0.857            277,969
                                                     2002        0.895            0.647            213,889
                                                     2001        1.000            0.895             98,459

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.149            1.281             89,430
                                                     2005        1.110            1.149            115,688
                                                     2004        0.973            1.110             80,250
                                                     2003        0.694            0.973            151,572
                                                     2002        0.946            0.694             60,515
                                                     2001        1.000            0.946             10,542

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.352            1.576          1,419,291
                                                     2005        1.316            1.352          1,677,286
                                                     2004        1.231            1.316          1,873,002
                                                     2003        0.897            1.231          1,888,455
                                                     2002        1.212            0.897          1,976,967
                                                     2001        1.205            1.212          1,598,744
                                                     2000        1.033            1.205            507,525
                                                     1999        1.000            1.033             20,279

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.259            1.470          1,054,263
                                                     2005        1.198            1.259          1,343,258
                                                     2004        1.099            1.198          1,393,345
                                                     2003        0.841            1.099          1,393,911
                                                     2002        1.108            0.841          1,267,791
                                                     2001        1.171            1.108          1,112,073
                                                     2000        1.029            1.171            217,211
                                                     1999        1.000            1.029             10,159

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.342            1.494            434,718
                                                     2005        1.296            1.342            541,401
                                                     2004        1.141            1.296            534,246
                                                     2003        0.776            1.141            502,581
                                                     2002        1.204            0.776            405,274
                                                     2001        1.315            1.204            370,805
                                                     2000        1.141            1.315            266,300
                                                     1999        1.000            1.141             35,132

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)..........  2006        1.077            1.220          2,574,408
                                                     2005        1.046            1.077          2,967,218
                                                     2004        0.974            1.046          3,402,889
                                                     2003        0.792            0.974          3,621,952
                                                     2002        0.973            0.792          3,234,469
                                                     2001        1.026            0.973          2,172,270
                                                     2000        1.044            1.026            941,763
                                                     1999        1.000            1.044             84,121

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)..........................................  2006        1.257            1.308          2,316,859
                                                     2005        1.242            1.257          2,495,941
                                                     2004        1.178            1.242          2,888,035
                                                     2003        1.068            1.178          3,034,833
                                                     2002        1.032            1.068          2,969,507
                                                     2001        1.014            1.032          2,434,690
                                                     2000        0.999            1.014          1,438,172
                                                     1999        1.000            0.999            341,104

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        0.894            1.016          2,214,083
                                                     2005        0.869            0.894          2,423,854
                                                     2004        0.798            0.869          3,117,027
                                                     2003        0.633            0.798          2,780,248
                                                     2002        0.826            0.633          2,776,130
                                                     2001        0.955            0.826          2,792,764
                                                     2000        1.067            0.955          1,086,755
                                                     1999        1.000            1.067            348,286

  LMPVPII Fundamental Value Subaccount (12/99).....  2006        1.355            1.562          4,194,887
                                                     2005        1.310            1.355          4,338,359
                                                     2004        1.226            1.310          5,046,949
                                                     2003        0.896            1.226          5,064,535
                                                     2002        1.153            0.896          5,190,545
                                                     2001        1.234            1.153          4,341,451
                                                     2000        1.037            1.234            948,161
                                                     1999        1.000            1.037             12,938

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        1.009            1.036            176,532
                                                     2005        0.998            1.009            211,063
                                                     2004        1.000            0.998            208,879
                                                     2003        1.000            1.000            151,638

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (11/99)....  2006        1.382            1.484          6,197,738
                                                     2005        1.254            1.382          6,511,100
                                                     2004        1.155            1.254          6,703,487
                                                     2003        0.870            1.155          6,716,858
                                                     2002        1.309            0.870          6,378,946
                                                     2001        1.382            1.309          6,108,454
                                                     2000        1.210            1.382          3,182,829
                                                     1999        1.000            1.210             74,420

  LMPVPIII High Income Subaccount (11/99)..........  2006        1.163            1.274          1,624,826
                                                     2005        1.148            1.163          2,132,932
                                                     2004        1.053            1.148          2,334,370
                                                     2003        0.837            1.053          2,428,714
                                                     2002        0.876            0.837          1,743,696
                                                     2001        0.922            0.876          1,352,081
                                                     2000        1.016            0.922            746,254
                                                     1999        1.000            1.016             83,518

  LMPVPIII International All Cap Growth Subaccount
  (11/99)..........................................  2006        0.730            0.907          1,292,084
                                                     2005        0.662            0.730          1,639,709
                                                     2004        0.569            0.662          1,842,648
                                                     2003        0.452            0.569          1,815,361
                                                     2002        0.617            0.452          3,924,462
                                                     2001        0.908            0.617          2,412,874
                                                     2000        1.207            0.908          1,959,090
                                                     1999        1.000            1.207             69,739

  LMPVPIII Large Cap Growth Subaccount (11/99).....  2006        0.962            0.993          4,264,465
                                                     2005        0.926            0.962          5,416,358
                                                     2004        0.935            0.926          5,908,117
                                                     2003        0.642            0.935          6,283,234
                                                     2002        0.865            0.642          6,310,650
                                                     2001        1.001            0.865          7,117,413
                                                     2000        1.090            1.001          4,125,697
                                                     1999        1.000            1.090            241,754

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Value Subaccount (11/99)......  2006        1.038            1.212          1,929,103
                                                     2005        0.988            1.038          2,394,785
                                                     2004        0.904            0.988          2,741,825
                                                     2003        0.718            0.904          3,144,755
                                                     2002        0.975            0.718          3,249,278
                                                     2001        1.076            0.975          3,409,971
                                                     2000        0.964            1.076          1,620,470
                                                     1999        1.000            0.964             99,981

  LMPVPIII Mid Cap Core Subaccount (11/99).........  2006        1.444            1.636          1,828,573
                                                     2005        1.351            1.444          2,332,375
                                                     2004        1.239            1.351          2,541,200
                                                     2003        0.967            1.239          2,871,249
                                                     2002        1.211            0.967          2,868,310
                                                     2001        1.364            1.211          2,654,148
                                                     2000        1.172            1.364          1,154,540
                                                     1999        1.000            1.172             26,517

  LMPVPIII Money Market Subaccount (11/99).........  2006        1.082            1.117          2,945,674
                                                     2005        1.066            1.082          2,938,244
                                                     2004        1.070            1.066          4,027,153
                                                     2003        1.077            1.070          5,977,716
                                                     2002        1.078            1.077          7,333,450
                                                     2001        1.053            1.078         10,629,210
                                                     2000        1.006            1.053          2,727,512
                                                     1999        1.000            1.006             25,456

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.506            1.690          1,119,146
                                                     2005        1.450            1.506          1,204,224
                                                     2004        1.377            1.450          1,865,334
                                                     2003        1.062            1.377          1,260,241
                                                     2002        1.000            1.062            146,807

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.333            1.455            816,381
                                                     2005        1.296            1.333          1,031,980
                                                     2004        1.250            1.296          1,808,241
                                                     2003        1.039            1.250          2,075,139
                                                     2002        1.000            1.039            107,743

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.597            1.816            241,965
                                                     2005        1.519            1.597            316,339
                                                     2004        1.395            1.519            417,889
                                                     2003        1.075            1.395            183,455
                                                     2002        1.000            1.075             11,968

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.467            1.626             87,249
                                                     2005        1.435            1.467             84,904
                                                     2004        1.362            1.435             90,870
                                                     2003        1.070            1.362             54,011
                                                     2002        1.000            1.070                 --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.411            1.634            292,771
                                                     2005        1.385            1.411            289,711
                                                     2004        1.245            1.385            191,146
                                                     2003        1.000            1.245             52,729

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.649            1.827            499,076
                                                     2005        1.543            1.649            571,572
                                                     2004        1.260            1.543            316,299
                                                     2003        1.000            1.260            163,255

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        0.899            0.954            802,858

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.278            1.365                 63

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.526            1.685            578,961

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.311            1.347             32,297

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.078            731,139

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.074             12,046

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.997            0.987            537,393

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.287            1.280                 --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.276            1.413            169,499

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.223             46,038

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.484            1.599            100,661

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.097            1.157                966

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.134            1.177            410,556

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.031            364,618

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.905            0.885          1,675,827

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.213            1.261          1,648,925

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        0.735            0.757            980,032

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        0.801            0.814          4,320,504

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.302            1.338          1,021,876

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.062                 80

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.045                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.051                 --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.057            417,597

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.062             97,336

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.411            1.511          4,820,119

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.053            270,023

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.071          2,480,732

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.136            1.129          1,200,644
                                                     2005        1.127            1.136          1,179,052
                                                     2004        1.049            1.127            715,250
                                                     2003        1.000            1.049            202,392

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.231            1.262          3,931,019
                                                     2005        1.218            1.231          4,017,299
                                                     2004        1.176            1.218          4,403,863
                                                     2003        1.134            1.176          5,407,443
                                                     2002        1.054            1.134          3,419,880
                                                     2001        1.000            1.054            434,773

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (6/01)...........................................  2006        0.821            0.900             18,500
                                                     2005        0.775            0.821             50,122
                                                     2004        0.730            0.775             54,534
                                                     2003        0.560            0.730             84,884
                                                     2002        0.806            0.560             56,378
                                                     2001        1.000            0.806             22,514

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.124            1.417            275,784
                                                     2005        1.014            1.124            175,115
                                                     2004        0.884            1.014            151,194
                                                     2003        0.697            0.884            181,635
                                                     2002        0.858            0.697             86,812
                                                     2001        1.000            0.858             14,691

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.709            1.978            509,238
                                                     2005        1.617            1.709            649,038
                                                     2004        1.298            1.617            556,757
                                                     2003        0.879            1.298            531,891
                                                     2002        1.089            0.879            332,783
                                                     2001        1.000            1.089             71,890

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        0.936            0.997                 --
                                                     2005        0.872            0.936            572,111
                                                     2004        0.829            0.872            576,619
                                                     2003        0.650            0.829            515,789
                                                     2002        0.865            0.650            381,876
                                                     2001        1.000            0.865            136,035

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/99).......  2006        1.238            1.302                 --
                                                     2005        1.200            1.238          1,150,485
                                                     2004        1.107            1.200          1,302,083
                                                     2003        0.855            1.107          1,414,340
                                                     2002        1.006            0.855          1,406,171
                                                     2001        1.092            1.006          1,135,718
                                                     2000        1.013            1.092            562,016
                                                     1999        1.000            1.013             19,805

  Travelers Large Cap Subaccount (11/99)...........  2006        0.776            0.801                 --
                                                     2005        0.724            0.776          2,475,830
                                                     2004        0.688            0.724          2,686,679
                                                     2003        0.559            0.688          2,365,088
                                                     2002        0.734            0.559          1,889,763
                                                     2001        0.900            0.734          1,809,999
                                                     2000        1.066            0.900          1,406,663
                                                     1999        1.000            1.066            559,758

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.112            1.183                 --
                                                     2005        1.046            1.112                 --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.022            1.027                 --
                                                     2005        1.000            1.022                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.056            1.095                 --
                                                     2005        1.000            1.056            374,123

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.090            1.138                 --
                                                     2005        1.017            1.090              1,676

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.033            1.054                 --
                                                     2005        1.012            1.033                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (11/99)......  2006        1.223            1.213                 --
                                                     2005        1.222            1.223          1,837,264
                                                     2004        1.204            1.222          2,064,785
                                                     2003        1.125            1.204          2,671,175
                                                     2002        1.115            1.125          2,210,799
                                                     2001        1.059            1.115          1,539,696
                                                     2000        0.994            1.059            598,018
                                                     1999        1.000            0.994              2,445

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        0.846            0.899                 --
                                                     2005        0.765            0.846            832,892
                                                     2004        0.669            0.765            902,689
                                                     2003        0.559            0.669          1,037,347
                                                     2002        0.757            0.559          1,151,010
                                                     2001        0.989            0.757          1,231,361
                                                     2000        1.061            0.989            745,993
                                                     1999        1.000            1.061             54,286

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.854            0.905                 --
                                                     2005        0.840            0.854          2,149,152
                                                     2004        0.745            0.840                 --
                                                     2003        0.551            0.745                 --
                                                     2002        0.627            0.551                 --

  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.365            1.411                 --
                                                     2005        1.343            1.365          5,950,051
                                                     2004        1.221            1.343          6,935,849
                                                     2003        1.061            1.221          7,058,378
                                                     2002        1.135            1.061          6,681,829
                                                     2001        1.150            1.135          5,208,923
                                                     2000        0.999            1.150          1,871,925
                                                     1999        1.000            0.999            340,973

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.180            1.276                 --
                                                     2005        1.123            1.180            111,233
                                                     2004        0.973            1.123                 --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.327            1.526                 --
                                                     2005        1.228            1.327            487,540
                                                     2004        1.074            1.228            213,304
                                                     2003        0.846            1.074            132,493
                                                     2002        0.846            0.846                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.397            1.484                 --
                                                     2005        1.336            1.397             80,615
                                                     2004        1.218            1.336             29,247
                                                     2003        1.000            1.218              1,217

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.041            1.097                 --
                                                     2005        1.000            1.041                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.122            1.134                 --
                                                     2005        1.096            1.122            178,366
                                                     2004        0.983            1.096              4,688

  Travelers Strategic Equity Subaccount (11/99)....  2006        0.735            0.767                 --
                                                     2005        0.729            0.735          3,959,355
                                                     2004        0.670            0.729          4,739,501
                                                     2003        0.512            0.670          5,209,330
                                                     2002        0.782            0.512          5,951,879
                                                     2001        0.914            0.782          6,226,561
                                                     2000        1.132            0.914          5,313,349
                                                     1999        1.000            1.132            774,589

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.117            1.287                 --
                                                     2005        1.000            1.117                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.113            1.278                 --
                                                     2005        1.005            1.113                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)..........................................  2006        0.707            0.735                 --
                                                     2005        0.664            0.707          1,132,758
                                                     2004        0.648            0.664          1,374,668
                                                     2003        0.523            0.648          1,519,148
                                                     2002        0.750            0.523          1,585,903
                                                     2001        0.964            0.750          1,863,264
                                                     2000        1.145            0.964          1,841,630
                                                     1999        1.000            1.145            168,261

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).......................................  2006        0.760            0.772          2,338,320
                                                     2005        0.714            0.760          2,558,794
                                                     2004        0.675            0.714          3,451,906
                                                     2003        0.537            0.675          3,851,217
                                                     2002        0.806            0.537          4,114,292
                                                     2001        1.193            0.806          4,788,151
                                                     2000        1.345            1.193          4,177,551
                                                     1999        1.000            1.345            148,853

Variable Insurance Products Fund
  VIP Contrafund< Subaccount (Service Class)
  (11/99)..........................................  2006        1.349            1.486          1,625,120
                                                     2005        1.169            1.349          1,434,113
                                                     2004        1.027            1.169          1,360,757
                                                     2003        0.811            1.027          1,395,025
                                                     2002        0.907            0.811          1,251,130
                                                     2001        1.048            0.907          1,396,683
                                                     2000        1.138            1.048            866,413
                                                     1999        1.000            1.138             68,187

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.678            1.861            933,812
                                                     2005        1.440            1.678            847,801
                                                     2004        1.170            1.440            775,423
                                                     2003        0.857            1.170            533,777
                                                     2002        1.000            0.857             89,941




                         SEPARATE ACCOUNT CHARGES 2.25%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I)
  (4/06)...........................................  2006        1.000            1.075             27,764

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01)...........................................  2006        1.258            1.319                 --
                                                     2005        1.218            1.258             27,570
                                                     2004        1.178            1.218             33,748
                                                     2003        0.963            1.178             26,411
                                                     2002        1.000            0.963                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.380            1.440                 --
                                                     2005        1.349            1.380          1,344,238
                                                     2004        1.241            1.349          1,236,732
                                                     2003        0.960            1.241            854,793
                                                     2002        1.000            0.960                 --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        1.360            1.321                 --
                                                     2005        1.211            1.360            468,337
                                                     2004        1.143            1.211            459,945
                                                     2003        0.948            1.143            168,663
                                                     2002        1.000            0.948                 --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.612            1.898          5,800,969
                                                     2005        1.445            1.612          6,040,065
                                                     2004        1.302            1.445          5,306,790
                                                     2003        0.984            1.302          2,711,712
                                                     2002        1.000            0.984                 --

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.606            1.730         18,281,097
                                                     2005        1.413            1.606         20,721,963
                                                     2004        1.285            1.413         18,572,237
                                                     2003        0.960            1.285         10,866,088
                                                     2002        1.000            0.960                 --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.404            1.582         20,782,470
                                                     2005        1.357            1.404         24,301,428
                                                     2004        1.257            1.357         22,621,936
                                                     2003        0.971            1.257         13,557,952
                                                     2002        1.000            0.971                 --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.597            1.577                 --
                                                     2005        1.382            1.597            178,408
                                                     2004        1.183            1.382             70,171
                                                     2003        0.968            1.183             62,961
                                                     2002        1.000            0.968                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.773            2.300                 --
                                                     2005        1.692            1.773            636,759
                                                     2004        1.317            1.692            544,495
                                                     2003        1.005            1.317            376,157
                                                     2002        1.000            1.005                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.291            1.401                 --
                                                     2005        1.199            1.291            526,467
                                                     2004        1.073            1.199            434,954
                                                     2003        0.996            1.073             14,159

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.289            1.433                 --
                                                     2005        1.197            1.289            593,796
                                                     2004        1.067            1.197            372,299
                                                     2003        1.016            1.067             10,036

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.030            1.190            882,488
                                                     2005        0.984            1.030            535,471

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.452            1.543          2,136,420
                                                     2005        1.417            1.452          2,752,422
                                                     2004        1.300            1.417          2,926,013
                                                     2003        0.969            1.300          2,045,532
                                                     2002        1.000            0.969                 --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (6/02)........................................  2006        1.448            1.676                 --
                                                     2005        1.340            1.448          6,323,482
                                                     2004        1.217            1.340          5,186,994
                                                     2003        0.994            1.217          3,312,164
                                                     2002        1.000            0.994                 --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.188            2.740            975,031
                                                     2005        1.756            2.188          1,150,213
                                                     2004        1.440            1.756            862,804
                                                     2003        1.000            1.440            368,517

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.596            1.895          3,846,907
                                                     2005        1.481            1.596          4,394,621
                                                     2004        1.278            1.481          3,889,690
                                                     2003        0.989            1.278          2,193,501
                                                     2002        1.000            0.989                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.524            1.815                 --
                                                     2005        1.431            1.524            923,889
                                                     2004        1.262            1.431            431,766
                                                     2003        0.976            1.262             87,223
                                                     2002        1.000            0.976                 --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.671            1.851            256,336
                                                     2005        1.525            1.671            325,878
                                                     2004        1.295            1.525            302,452
                                                     2003        0.983            1.295            210,735
                                                     2002        1.000            0.983                 --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.517            1.693                 --
                                                     2005        1.492            1.517            808,709
                                                     2004        1.328            1.492            733,265
                                                     2003        1.018            1.328            316,143

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        1.147            1.323            769,482
                                                     2005        1.175            1.147            958,647
                                                     2004        1.163            1.175          1,090,467
                                                     2003        0.963            1.163            803,964
                                                     2002        1.000            0.963                 --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.318            1.383            433,647
                                                     2005        1.268            1.318            415,196
                                                     2004        1.260            1.268            418,070
                                                     2003        0.960            1.260            343,672
                                                     2002        1.000            0.960                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.568            1.731            642,308
                                                     2005        1.529            1.568          1,925,628
                                                     2004        1.353            1.529          1,431,235
                                                     2003        0.974            1.353          1,932,845
                                                     2002        1.000            0.974                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.406            1.624          1,686,838
                                                     2005        1.382            1.406          2,300,359
                                                     2004        1.305            1.382          3,268,365
                                                     2003        0.960            1.305          1,724,848
                                                     2002        1.000            0.960                 --

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.394            1.612          1,272,625
                                                     2005        1.338            1.394          2,512,286
                                                     2004        1.240            1.338          2,820,016
                                                     2003        0.958            1.240          1,330,720
                                                     2002        1.000            0.958                 --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.630            1.797          1,035,131
                                                     2005        1.589            1.630          2,239,133
                                                     2004        1.412            1.589          1,763,283
                                                     2003        0.970            1.412            943,187
                                                     2002        1.000            0.970                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)..........  2006        1.290            1.448          4,498,552
                                                     2005        1.265            1.290          5,498,706
                                                     2004        1.190            1.265          5,459,813
                                                     2003        0.977            1.190          3,761,358
                                                     2002        1.000            0.977                 --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)..........................................  2006        1.155            1.190          2,077,266
                                                     2005        1.152            1.155          2,949,751
                                                     2004        1.103            1.152          3,285,089
                                                     2003        1.010            1.103          2,322,848
                                                     2002        1.000            1.010                 --

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        1.327            1.493          2,504,987
                                                     2005        1.302            1.327          3,053,694
                                                     2004        1.208            1.302          2,973,725
                                                     2003        0.967            1.208          2,335,616
                                                     2002        1.000            0.967                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Fundamental Value Subaccount (12/99).....  2006        1.419            1.621          5,899,451
                                                     2005        1.385            1.419          7,877,497
                                                     2004        1.309            1.385          7,968,858
                                                     2003        0.966            1.309          5,155,503
                                                     2002        1.000            0.966                 --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.987            1.005          1,820,690
                                                     2005        0.986            0.987          2,056,662
                                                     2004        0.997            0.986          1,044,555
                                                     2003        1.000            0.997            143,635

  LMPVPIII Aggressive Growth Subaccount (11/99)....  2006        1.467            1.561         10,877,430
                                                     2005        1.344            1.467         14,276,616
                                                     2004        1.250            1.344         13,826,694
                                                     2003        0.951            1.250          8,499,681
                                                     2002        1.000            0.951                 --

  LMPVPIII High Income Subaccount (11/99)..........  2006        1.361            1.476          4,612,855
                                                     2005        1.356            1.361          6,386,240
                                                     2004        1.256            1.356          7,788,209
                                                     2003        1.007            1.256          6,592,357
                                                     2002        1.000            1.007                 --

  LMPVPIII International All Cap Growth Subaccount
  (11/99)..........................................  2006        1.546            1.903             96,922
                                                     2005        1.416            1.546            147,388
                                                     2004        1.228            1.416            135,869
                                                     2003        0.986            1.228             94,348
                                                     2002        1.000            0.986                 --

  LMPVPIII Large Cap Growth Subaccount (11/99).....  2006        1.378            1.409          4,426,285
                                                     2005        1.339            1.378          5,680,350
                                                     2004        1.365            1.339          6,645,934
                                                     2003        0.946            1.365          5,833,245
                                                     2002        1.000            0.946                 --

  LMPVPIII Large Cap Value Subaccount (11/99)......  2006        1.362            1.575             80,692
                                                     2005        1.308            1.362            175,335
                                                     2004        1.209            1.308            191,036
                                                     2003        0.969            1.209            190,901
                                                     2002        1.000            0.969                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Mid Cap Core Subaccount (11/99).........  2006        1.417            1.591          2,036,725
                                                     2005        1.338            1.417          2,346,996
                                                     2004        1.239            1.338          2,431,535
                                                     2003        0.977            1.239          1,359,130
                                                     2002        1.000            0.977                 --

  LMPVPIII Money Market Subaccount (11/99).........  2006        0.975            0.998          4,229,317
                                                     2005        0.970            0.975          4,465,139
                                                     2004        0.984            0.970          4,211,420
                                                     2003        0.999            0.984          1,823,049
                                                     2002        1.000            0.999                 --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.337            1.485         32,001,511
                                                     2005        1.299            1.337         43,926,576
                                                     2004        1.245            1.299         46,071,792
                                                     2003        0.969            1.245         27,451,413
                                                     2002        1.000            0.969                 --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.222            1.320         22,674,396
                                                     2005        1.199            1.222         33,731,401
                                                     2004        1.168            1.199         36,358,325
                                                     2003        0.979            1.168         21,544,810
                                                     2002        1.000            0.979                 --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.390            1.566          6,002,840
                                                     2005        1.335            1.390          6,579,990
                                                     2004        1.238            1.335          6,146,467
                                                     2003        0.962            1.238          2,247,747
                                                     2002        1.000            0.962                 --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.282            1.407          2,933,449
                                                     2005        1.266            1.282          3,977,421
                                                     2004        1.213            1.266          4,007,483
                                                     2003        0.961            1.213          2,004,819
                                                     2002        1.000            0.961                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.376            1.578          3,575,243
                                                     2005        1.363            1.376          4,573,722
                                                     2004        1.237            1.363          4,464,326
                                                     2003        1.021            1.237          2,342,808

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.608            1.764          3,681,763
                                                     2005        1.519            1.608          4,969,282
                                                     2004        1.252            1.519          4,181,113
                                                     2003        1.012            1.252          1,952,789

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.516            1.599            283,349

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.266            1.344            107,778

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.749            1.919          1,801,813

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.577            1.610            104,121

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.071          8,273,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.067            123,714

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.438            1.414            360,810

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.276            1.261              5,594

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.252            1.378            710,817

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.215          1,398,702

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.443            1.544            364,214

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.088            1.140             59,218

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.113            1.148            556,648

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.024          2,029,520

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.549            1.506            542,114

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.059            1.095          3,074,482

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.316            1.347            123,841

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.341            1.353            795,413

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.414            1.445          2,607,180

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.056            434,518

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.038            139,506

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.045             83,828

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.050          2,101,220

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.055          1,022,330

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.269            1.351         11,708,739

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.046          2,505,959

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.064            762,350

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.108            1.091          3,655,869
                                                     2005        1.110            1.108          5,187,938
                                                     2004        1.042            1.110          4,627,736
                                                     2003        1.002            1.042          2,203,110

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.067            1.084         14,104,668
                                                     2005        1.066            1.067         18,327,374
                                                     2004        1.039            1.066         16,972,145
                                                     2003        1.012            1.039         11,776,640
                                                     2002        1.000            1.012                 --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (6/01)...........................................  2006        1.364            1.481             23,399
                                                     2005        1.301            1.364             23,720
                                                     2004        1.237            1.301             24,067
                                                     2003        0.958            1.237              4,520
                                                     2002        1.000            0.958                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.557            1.945            613,728
                                                     2005        1.420            1.557            684,925
                                                     2004        1.249            1.420            694,523
                                                     2003        0.994            1.249            639,013
                                                     2002        1.000            0.994                 --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.846            2.117            919,366
                                                     2005        1.764            1.846          1,216,084
                                                     2004        1.429            1.764          1,053,707
                                                     2003        0.977            1.429            798,826
                                                     2002        1.000            0.977                 --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        1.353            1.438                 --
                                                     2005        1.273            1.353            426,620
                                                     2004        1.222            1.273            440,506
                                                     2003        0.967            1.222            259,207
                                                     2002        1.000            0.967                 --

  Travelers Equity Income Subaccount (11/99).......  2006        1.349            1.414                 --
                                                     2005        1.320            1.349          3,382,218
                                                     2004        1.229            1.320          3,622,957
                                                     2003        0.958            1.229          2,689,774
                                                     2002        1.000            0.958                 --

  Travelers Large Cap Subaccount (11/99)...........  2006        1.304            1.341                 --
                                                     2005        1.227            1.304            657,890
                                                     2004        1.178            1.227            684,784
                                                     2003        0.966            1.178            533,101
                                                     2002        1.000            0.966                 --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.105            1.173                 --
                                                     2005        1.045            1.105            155,229

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.017            1.018                 --
                                                     2005        1.000            1.017            137,148

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.050            1.086                 --
                                                     2005        1.000            1.050          1,072,581

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.083            1.127                 --
                                                     2005        1.017            1.083            340,812

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.028            1.045                 --
                                                     2005        1.010            1.028                 --

  Travelers Managed Income Subaccount (11/99)......  2006        1.072            1.059                 --
                                                     2005        1.081            1.072          3,736,527
                                                     2004        1.075            1.081          4,402,977
                                                     2003        1.014            1.075          3,045,120
                                                     2002        1.000            1.014                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        1.431            1.516                 --
                                                     2005        1.306            1.431            361,918
                                                     2004        1.153            1.306            402,434
                                                     2003        0.973            1.153            231,169
                                                     2002        1.000            0.973                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.467            1.549                 --
                                                     2005        1.456            1.467            655,157
                                                     2004        1.305            1.456            309,694
                                                     2003        0.974            1.305            225,887
                                                     2002        1.000            0.974                 --

  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.232            1.269                 --
                                                     2005        1.224            1.232         14,704,878
                                                     2004        1.123            1.224         13,582,482
                                                     2003        0.986            1.123          8,894,291
                                                     2002        1.000            0.986                 --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.162            1.252                 --
                                                     2005        1.116            1.162            648,332
                                                     2004        0.972            1.116             53,025

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.526            1.749                 --
                                                     2005        1.425            1.526          1,911,295
                                                     2004        1.259            1.425          1,619,278
                                                     2003        1.001            1.259            577,731
                                                     2002        1.000            1.001                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.363            1.443                 --
                                                     2005        1.315            1.363            402,347
                                                     2004        1.210            1.315            411,090
                                                     2003        1.022            1.210            181,376

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.036            1.088                 --
                                                     2005        1.000            1.036             44,982

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.104            1.113                 --
                                                     2005        1.089            1.104            385,841
                                                     2004        0.982            1.089             89,761

  Travelers Strategic Equity Subaccount (11/99)....  2006        1.351            1.407                 --
                                                     2005        1.354            1.351            471,329
                                                     2004        1.256            1.354            494,070
                                                     2003        0.969            1.256            432,677
                                                     2002        1.000            0.969                 --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.111            1.276                 --
                                                     2005        1.000            1.111             12,357

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.106            1.266                 --
                                                     2005        1.005            1.106              4,691

  Travelers Van Kampen Enterprise Subaccount
  (11/99)..........................................  2006        1.270            1.316                 --
                                                     2005        1.205            1.270            115,076
                                                     2004        1.186            1.205            112,791
                                                     2003        0.966            1.186            100,752
                                                     2002        1.000            0.966                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).......................................  2006        1.319            1.327            451,467
                                                     2005        1.250            1.319            507,517
                                                     2004        1.195            1.250            506,602
                                                     2003        0.959            1.195            456,247
                                                     2002        1.000            0.959                 --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)..........................................  2006        1.603            1.749          2,570,198
                                                     2005        1.403            1.603          2,800,005
                                                     2004        1.244            1.403          2,137,831
                                                     2003        0.991            1.244          1,545,964
                                                     2002        1.000            0.991                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.875            2.061          3,138,337
                                                     2005        1.625            1.875          3,596,046
                                                     2004        1.333            1.625          3,135,990
                                                     2003        0.986            1.333          1,911,507
                                                     2002        1.000            0.986                 --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the Trust of which the Underlying Fund is part.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES



                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap       Income Portfolio
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation Portfolio         Janus Forty Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
  INC.                                           INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Growth Portfolio                       All Cap Opportunity Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio             BlackRock Large-Cap Core Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INSURANCE TRUST
  Emerging Growth Portfolio                    Strategic Growth Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS
The following former Underlying Funds were merged with and into the new Underlying Funds and/or were reorganized into a new trust.



         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend        Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Premier         Legg Mason Partners Variable Aggressive
     Selections All Cap                             Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap         Legg Mason Partners Variable Fundamental
     Portfolio --                                   Value Portfolio
     Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Portfolio                               Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified     Legg Mason Partners Variable Diversified
     Strategic Income Portfolio                     Strategic Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index    Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental     Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable      Legg Mason Partners Variable Adjustable Rate
     Rate Income Portfolio                          Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive      Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio -- Class I

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable International   Legg Mason Partners Variable International
     All Cap Opportunity Portfolio                  All Cap Opportunity Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Large Cap Growth
     Growth Portfolio                               Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap       Legg Mason Partners Variable Investors
     Value Portfolio                                Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core    Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market    Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and     Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio -- Class II
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple        Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
                                                 INC.
  Legg Mason Partners Variable Small Cap       Legg Mason Partners Variable Small Cap Growth
     Growth Opportunities Portfolio                 Portfolio -- Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A   Lazard Mid-Cap Portfolio -- Class B



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.



            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


AIM VARIABLE INSURANCE FUNDS                   METROPOLITAN SERIES FUND, INC.
  AIM V.I. Core Equity Fund -- Series I        Capital Guardian U.S. Equity
                                                    Portfolio -- Class A
LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                  Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income         Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Mid Cap Value             Lord Abbett Mid-Cap Value Portfolio -- Class
     Portfolio -- Class VC                          B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative      PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity               MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB   Third Avenue Small Cap Value
                                                    Portfolio -- Class B




UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.


FORMER UNDERLYING FUND SHARE CLASS                    NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core Portfolio -- Class  BlackRock Large-Cap Core Portfolio -- Class E
     A

                                   APPENDIX D

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.

Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-03-85

[ ] MLAC-Book-03-85

                   VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY
           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

This prospectus describes VINTAGE II (SERIES II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 30, 2007 are:




AMERICAN FUNDS INSURANCE SERIES -- CLASS 2       MET INVESTORS SERIES TRUST
  American Funds Global Growth Fund                BlackRock Large-Cap Core Portfolio -- Class
  American Funds Growth Fund                       E
  American Funds Growth-Income Fund                Dreman Small-Cap Value Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Harris Oakmark International
  VIP Contrafund(R) Portfolio -- Service           Portfolio -- Class A
  Class                                            Janus Forty Portfolio -- Class A
  VIP Mid Cap Portfolio -- Service Class 2         Lazard Mid-Cap Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Lord Abbett Growth and Income
  TRUST -- CLASS 2                                 Portfolio -- Class B
  Franklin Income Securities Fund                  Lord Abbett Mid-Cap Value
  Templeton Developing Markets Securities          Portfolio -- Class B
  Fund                                             Met/AIM Capital Appreciation
  Templeton Foreign Securities Fund                Portfolio -- Class A
JANUS ASPEN SERIES -- SERVICE SHARES               Met/AIM Small Cap Growth Portfolio -- Class
  Mid Cap Growth Portfolio                         A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          MFS(R) Value Portfolio -- Class A
  Legg Mason Partners Variable Aggressive          Neuberger Berman Real Estate
  Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        PIMCO Inflation Protected Bond
  Portfolio -- Class I                             Portfolio -- Class A
  Legg Mason Partners Variable Capital and         Pioneer Fund Portfolio -- Class A
  Income Portfolio -- Class II                     Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Equity Index        A
  Portfolio -- Class II                            Third Avenue Small Cap Value
  Legg Mason Partners Variable Fundamental         Portfolio -- Class B
  Value Portfolio -- Class I                     METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Investors           BlackRock Aggressive Growth
  Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Large Cap           BlackRock Bond Income Portfolio -- Class E
  Growth Portfolio -- Class I                      Capital Guardian U.S. Equity
  Legg Mason Partners Variable Mid Cap Core        Portfolio -- Class A
  Portfolio -- Class I                             FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Multiple            FI Value Leaders Portfolio -- Class D
  Discipline Portfolio -- All Cap Growth and       MFS(R)  Total Return Portfolio -- Class F
  Value                                            Oppenheimer Global Equity
  Legg Mason Partners Variable Multiple            Portfolio -- Class B
  Discipline Portfolio -- Global All Cap         PIMCO VARIABLE INSURANCE
  Growth and Value                                 TRUST -- ADMINISTRATIVE CLASS
  Legg Mason Partners Variable Multiple            Total Return Portfolio
  Discipline Portfolio -- Large Cap Growth
  and Value                                      METROPOLITAN SERIES FUND, INC.- ASSET
LEGG MASON PARTNERS VARIABLE INCOME TRUST          ALLOCATION
  Legg Mason Partners Variable Adjustable        PORTFOLIOS -- CLASS B
  Rate Income Portfolio                            MetLife Conservative Allocation Portfolio
  Legg Mason Partners Variable High Income         MetLife Conservative to Moderate Allocation
  Portfolio                                        Portfolio
  Legg Mason Partners Variable Money Market        MetLife Moderate Allocation Portfolio
  Portfolio                                        MetLife Moderate to Aggressive Allocation
                                                   Portfolio
                                                   MetLife Aggressive Allocation Portfolio





-------

Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.

The Contract is no longer offered to new purchasers.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 30, 2007. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED APRIL 30, 2007

                                TABLE OF CONTENTS




Glossary................................      3
Summary.................................      5
Fee Table...............................      9
Condensed Financial Information.........     14
The Annuity Contract....................     14
  Contract Owner Inquiries..............     15
  Purchase Payments.....................     15
  Accumulation Units....................     15
  The Variable Funding Options..........     16
Fixed Account...........................     20
Charges and Deductions..................     21
  General...............................     21
  Withdrawal Charge.....................     21
  Free Withdrawal Allowance.............     22
  Transfer Charge.......................     22
  Administrative Charges................     22
  Mortality and Expense Risk Charge.....     22
  Variable Liquidity Benefit Charge.....     23
  Enhanced Stepped-Up Provision Charge..     23
  Guaranteed Minimum Withdrawal Benefit
     Charge.............................     23
  Guaranteed Minimum Accumulation
     Benefit Charge.....................     23
  Variable Funding Option Expenses......     23
  Premium Tax...........................     23
  Changes in Taxes Based upon Premium or
     Value..............................     23
Transfers...............................     24
  Market Timing/Excessive Trading.......     24
  Dollar Cost Averaging.................     26
Access to Your Money....................     27
  Systematic Withdrawals................     27
Ownership Provisions....................     28
  Types of Ownership....................     28
     Contract Owner.....................     28
     Beneficiary........................     28
     Annuitant..........................     28
Death Benefit...........................     29
  Death Proceeds before the Maturity
     Date...............................     29
  Enhanced Stepped-Up Provision.........     32
  Payment of Proceeds...................     32
  Spousal Contract Continuance..........     34
  Beneficiary Contract Continuance......     34
  Planned Death Benefit.................     35
  Death Proceeds after the Maturity
     Date...............................     35
Living Benefits.........................     36
  Guaranteed Minimum Withdrawal
     Benefit............................     36
  Guaranteed Minimum Accumulation
     Benefit............................     41
The Annuity Period......................     47
  Maturity Date.........................     47
  Allocation of Annuity.................     47
  Variable Annuity......................     47
  Fixed Annuity.........................     48
Payment Options.........................     48
  Election of Options...................     48
  Annuity Options.......................     48
  Variable Liquidity Benefit............     49
Miscellaneous Contract Provisions.......     49
  Right to Return.......................     49
  Termination...........................     49
  Required Reports......................     49
  Suspension of Payments................     50
The Separate Accounts...................     50
  Performance Information...............     50
Federal Tax Considerations..............     51
  General Taxation of Annuities.........     51
  Types of Contracts: Qualified and Non-
     qualified..........................     52
     Qualified Annuity Contracts........     52
     Taxation of Qualified Annuity
       Contracts........................     52
     Mandatory Distributions for
       Qualified Plans..................     52
     Individual Retirement Annuities....     53
     Roth IRAs..........................     54
     TSAs (ERISA and non-ERISA).........     54
  Non-qualified Annuity Contracts.......     56
     Diversification Requirements for
       Variable Annuities...............     57
     Ownership of the Investments.......     57
     Taxation of Death Benefit
       Proceeds.........................     57
  Other Tax Considerations..............     57
     Treatment of Charges for Optional
       Benefits.........................     57
     Puerto Rico Tax Considerations.....     58
     Non-Resident Aliens................     58
     Tax Credits and Deductions.........     58
Other Information.......................     59
  The Insurance Companies...............     59
  Financial Statements..................     59
  Distribution of Variable Annuity
     Contracts..........................     59
  Conformity with State and Federal
     Laws...............................     61
  Voting Rights.........................     61
  Restrictions on Financial
     Transactions.......................     61
  Legal Proceedings.....................     61
Appendix A: Condensed Financial
  Information for MetLife of CT Separate
  Account Nine..........................    A-1
Appendix B: Condensed Financial
  Information for MetLife of CT Separate
  Account Ten...........................    B-1
Appendix C: Additional Information
  Regarding Underlying Funds............    C-1
Appendix D: The Fixed Account...........    D-1
Appendix E: Contents of the Statement of
  Additional Information................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 990014, Hartford, CT 06199-0014. For Purchase Payments and (if applicable) loan repayments, our Home Office address is:
MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 408A of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- "You" is, the Contract Owner, and a natural person, a trust established for the benefit of a natural person, or a charitable remainder trust.

                                    SUMMARY:

                     VINTAGE II (SERIES II) VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Separate Account Nine for Variable Annuities ("Separate Account Nine "); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten"). When we refer to the Separate Account, we are referring to either Separate Account Nine or Separate Account Ten, depending upon your issuing Company.

Contracts issued in your state may provide different features and benefits from and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

The Contract is no longer offered to new purchasers. However, you may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit, 1.35% for the Step-Up Death Benefit, and 1.55% for the Roll-Up Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% after seven full years.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted each business day from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your

Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money - Systematic Withdrawals").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70(1)/(2) or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to them in a lump sum.

     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES



WITHDRAWAL CHARGE.......................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)





TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)





VARIABLE LIQUIDITY BENEFIT CHARGE.......................   6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate The Annuity Payments.)


THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND FEES AND EXPENSES.

CONTRACT ADMINISTRATIVE CHARGES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $30(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                5 years               5%
         5 years                6 years               4%
         6 years                7 years               3%
        7 + years                  --                 0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                5 years               5%
         5 years                6 years               4%
         6 years                7 years               3%
        7 + years                  --                 0%


(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                              STANDARD DEATH BENEFIT    STEP-UP DEATH BENEFIT    ROLL-UP DEATH BENEFIT
                                              ----------------------    ---------------------    ---------------------


Mortality and Expense Risk Charge.........           1.25%(5)                  1.35%(5)                 1.55%(5)
Administrative Expense Charge.............           0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  NO OPTIONAL FEATURES SELECTED...........           1.40%                     1.50%                    1.70%
Optional E.S.P. Charge....................           0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. ONLY SELECTED....................           1.55%                     1.65%                    1.85%
Optional GMAB Charge......................           0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMAB ONLY SELECTED......................           1.90%                     2.00%                    2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMAB SELECTED(6).............           2.05%                     2.15%                    2.35%
Optional GMWB I Charge (maximum upon
  reset)..................................           1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum upon
  reset)..................................           1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB III Charge..................           0.25%                     0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB I ONLY SELECTED....................           2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB II ONLY SELECTED...................           2.40%                     2.50%                    2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB III ONLY SELECTED..................           1.65%                     1.75%                    1.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB I SELECTED..............           2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB II SELECTED.............           2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB III SELECTED............           1.80%                     1.90%                    2.10%


---------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio and amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio.
(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2006 (unless otherwise indicated):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                        MINIMUM   MAXIMUM
                                                                        -------   -------


TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees (12b-1) fees, and
other expenses).......................................................    .48%      1.72%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth
     Fund -- Class 2...................     0.55%        0.25%       0.03%     0.83%           --         0.83%
  American Funds Growth Fund - Class
     2.................................     0.32%        0.25%       0.02%     0.59%           --         0.59%
  American Funds Growth-Income
     Fund -- Class 2...................     0.27%        0.25%       0.01%     0.53%           --         0.53%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  VIP Contrafund(R)
     Portfolio -- Service Class........     0.57%        0.10%       0.09%     0.76%           --         0.76%
  VIP Mid Cap Portfolio -- Service
     Class 2...........................     0.57%        0.25%       0.11%     0.93%           --         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
  Franklin Income Securities
     Fund -- Class 2...................     0.46%        0.25%       0.01%     0.72%           --         0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund -- Class 2+.......     0.48%        0.25%       0.30%     1.03%         0.01%        1.02%(1)
  Templeton Developing Markets
     Securities Fund -- Class 2........     1.23%        0.25%       0.24%     1.72%           --         1.72%
  Templeton Foreign Securities
     Fund -- Class 2...................     0.63%        0.25%       0.18%     1.06%         0.03%        1.03%(1)
JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service
     Shares............................     0.64%        0.25%       0.06%     0.95%           --         0.95%
LEGG MASON PARTNERS VARIABLE EQUITY
  TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Appreciation Portfolio -- Class
     I.................................     0.70%          --        0.02%     0.72%           --         0.72%(2)
  Legg Mason Partners Variable Capital
     and Income Portfolio -- Class II..     0.75%        0.25%       0.06%     1.06%         0.11%        0.95%(3)
  Legg Mason Partners Variable Dividend
     Strategy Portfolio+++.............     0.65%          --        0.24%     0.89%           --         0.89%
  Legg Mason Partners Variable Equity
     Index Portfolio -- Class II.......     0.31%        0.25%       0.03%     0.59%           --         0.59%
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I..............     0.75%          --        0.02%     0.77%           --         0.77%
  Legg Mason Partners Variable
     Investors Portfolio -- Class I....     0.65%          --        0.07%     0.72%           --         0.72%
  Legg Mason Partners Variable Large
     Cap Growth Portfolio -- Class
     I++...............................     0.75%          --        0.04%     0.79%           --         0.79%
  Legg Mason Partners Variable Mid Cap
     Core Portfolio -- Class I++.......     0.75%          --        0.07%     0.82%           --         0.82%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap
     Growth and Value..................     0.75%        0.25%       0.05%     1.05%           --         1.05%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All
     Cap Growth and Value..............     0.75%        0.25%       0.09%     1.09%           --         1.09%
  Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap
     Growth and Value..................     0.75%        0.25%       0.21%     1.21%           --         1.21%
  Legg Mason Partners Variable Small
     Cap Growth Portfolio -- Class I+..     0.75%          --        0.21%     0.96%           --         0.96%

                                                     DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                                        AND/OR                 ANNUAL        WAIVER
                                         MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                             FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------                         ----------  ------------  --------  ---------  ---------------  -------------------

LEGG MASON PARTNERS VARIABLE INCOME
  TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.......................     0.55%        0.25%       0.22%     1.02%           --         1.02%
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+........................     0.65%          --        0.08%     0.73%           --         0.73%
  Legg Mason Partners Variable High
     Income Portfolio++................     0.60%          --        0.06%     0.66%           --         0.66%
  Legg Mason Partners Variable Money
     Market Portfolio++................     0.45%          --        0.03%     0.48%           --         0.48%
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core
     Portfolio -- Class E..............     0.63%        0.15%       0.22%     1.00%           --         1.00%(4)(5)(6)(8)
  Dreman Small-Cap Value
     Portfolio -- Class A..............     0.82%          --        0.37%     1.19%         0.09%        1.10%(4)(7)(8)
  Harris Oakmark International
     Portfolio -- Class A..............     0.78%          --        0.13%     0.91%           --         0.91%(4)
  Janus Forty Portfolio -- Class A.....     0.65%          --        0.06%     0.71%           --         0.71%(4)(8)
  Lazard Mid-Cap Portfolio -- Class B..     0.70%        0.25%       0.06%     1.01%           --         1.01%(4)
  Lord Abbett Growth and Income
     Portfolio -- Class B..............     0.50%        0.25%       0.03%     0.78%           --         0.78%(4)
  Lord Abbett Mid-Cap Value
     Portfolio -- Class B..............     0.68%        0.25%       0.07%     1.00%           --         1.00%(4)
  Met/AIM Capital Appreciation
     Portfolio -- Class A++............     0.77%          --        0.09%     0.86%           --         0.86%(4)(5)(8)(9)
  Met/AIM Small Cap Growth
     Portfolio -- Class A..............     0.87%          --        0.06%     0.93%           --         0.93%(4)(5)
  MFS(R) Research International
     Portfolio -- Class B+.............     0.72%        0.25%       0.14%     1.11%           --         1.11%(4)
  MFS(R) Value Portfolio -- Class A....     0.73%          --        0.23%     0.96%           --         0.96%(4)(5)(8)
  Neuberger Berman Real Estate
     Portfolio -- Class A..............     0.64%          --        0.04%     0.68%           --         0.68%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A..............     0.50%          --        0.05%     0.55%           --         0.55%(4)
  Pioneer Fund Portfolio -- Class A....     0.75%          --        0.30%     1.05%         0.05%        1.00%(4)(7)(8)
  Pioneer Strategic Income
     Portfolio -- Class A++............     0.70%          --        0.12%     0.82%           --         0.82%(4)(5)(8)(9)
  Third Avenue Small Cap Value
     Portfolio -- Class B..............     0.74%        0.25%       0.04%     1.03%           --         1.03%(4)
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D..............     0.72%        0.10%       0.06%     0.88%           --         0.88%(10)
  BlackRock Bond Income
     Portfolio -- Class E..............     0.39%        0.15%       0.07%     0.61%         0.01%        0.60%(10)(11)
  Capital Guardian U.S. Equity
     Portfolio -- Class A..............     0.66%          --        0.06%     0.72%           --         0.72%(10)
  FI Large Cap Portfolio -- Class A....     0.78%          --        0.06%     0.84%           --         0.84%(10)
  FI Value Leaders Portfolio -- Class
     D.................................     0.64%        0.10%       0.07%     0.81%           --         0.81%(10)
  MFS(R) Total Return
     Portfolio -- Class F..............     0.53%        0.20%       0.05%     0.78%           --         0.78%(10)(12)
  Oppenheimer Global Equity
     Portfolio -- Class B..............     0.53%        0.25%       0.09%     0.87%           --         0.87%(10)
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.............     0.60%        0.25%       0.08%     0.93%           --         0.93%(10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return
     Portfolio -- Administrative
     Class.............................     0.25%          --        0.40%     0.65%           --         0.65%
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth Portfolio -- Class
     I+................................     0.70%          --        0.08%     0.78%           --         0.78%




                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                             AND/OR                 ANNUAL        WAIVER
                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                  FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------              ----------  ------------  --------  ---------  ---------------  -------------------


METROPOLITAN SERIES FUND,
  INC. -- ASSET ALLOCATION
  PORTFOLIOS
  MetLife Aggressive
     Allocation Portfolio -
     Class B................     0.10%        0.25%       0.07%     0.42%         0.07%              0.35%
  MetLife Conservative
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.09%     0.44%         0.09%              0.35%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.02%     0.37%         0.02%              0.35%

                                          DISTRIBUTION              TOTAL    CONTRACTUAL FEE
                                             AND/OR                 ANNUAL        WAIVER
                              MANAGEMENT     SERVICE      OTHER   OPERATING   AND/OR EXPENSE    NET TOTAL ANNUAL
UNDERLYING FUND:                  FEE     (12b-1) FEES  EXPENSES   EXPENSES   REIMBURSEMENT   OPERATING EXPENSES*
----------------              ----------  ------------  --------  ---------  ---------------  -------------------

  MetLife Moderate
     Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.01%     0.36%         0.01%              0.35%
  MetLife Moderate to
     Aggressive Allocation
     Portfolio -- Class B...     0.10%        0.25%       0.01%     0.36%         0.01%              0.35%


--------
* Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus, or (4) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2006.

NOTES
(1) Other Expenses include 0.01% for the Franklin Small-Mid Cap Growth Securities Fund and 0.03% for the Templeton Foreign Securities Fund of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year. The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC).
(2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.
(3) Management has contractually agreed to waive fees and/or reimburse expenses to limit Total Annual Operating Expenses to 0.95% until May 1, 2008.
(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.
(5) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.
(6) This is a new share class for this Portfolio. Operating expenses are estimated based on the expenses of Class A shares of the Portfolio.
(7) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses, excluding 12b-1 fees to 1.10% for Dreman Small-Cap Value Portfolio and 1.00% for Pioneer Fund Portfolio.
(8) Other expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.
(9) Effective November 1, 2006, the Portfolio's fiscal year end has been changed from October 31 to December 31. The fees and expenses shown are for the Portfolio's last fiscal year ended October 31, 2006.
(10) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.
(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.
(13) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract and Policy Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract or Policy Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)

EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                         ----------------------------------------------  ----------------------------------
FUNDING OPTION                             1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS
--------------                           ----------  ----------  ----------  ----------  ----------  ----------  ----------


Underlying Fund with Maximum Total
Annual Operating Expenses..............    $1,063      $1,931      $2,773      $4,674       $463       $1,391      $2,323
Underlying Fund with Minimum Total
Annual Operating Expenses..............      $939      $1,569      $2,184      $3,571       $339       $1,029      $1,734

                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                         ANNUITIZED
                                          AT END OF
                                           PERIOD
                                           SHOWN:
                                         ----------
FUNDING OPTION                            10 YEARS
--------------                           ----------


Underlying Fund with Maximum Total
Annual Operating Expenses..............    $4,674
Underlying Fund with Minimum Total
Annual Operating Expenses..............    $3,571


                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

Vintage II (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is no longer offered to new purchasers. However, you may make additional payments of at least $500.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.

PURCHASE PAYMENTS

You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fullfilled. (See "Access To Your Money.")

We will apply the Initial Purchase Payment less any applicable premium tax within two days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of

MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and/or its affiliates incur in promoting, marketing, and administering the Contracts and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table--Underlying Fund Fees and Expenses" and "Other Information--Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or subadvised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------


AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth     Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth            Seeks capital appreciation         Capital Research and Management
     Fund -- Class 2               through stocks.                    Company
  American Funds Growth-Income     Seeks both capital appreciation    Capital Research and Management
     Fund -- Class 2               and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  VIP Contrafund(R) Portfolio -    Seeks long-term capital            Fidelity Management & Research
                                   appreciation.
  Service Class                                                       Company
  VIP Mid Cap                      Seeks long-term growth of          Fidelity Management & Research
     Portfolio -- Service          capital.
  Class 2                                                             Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  Franklin Income Securities       Seeks to maximize income while     Franklin Advisers, Inc.
     Fund --Class 2                maintaining prospects for capital
                                   appreciation.
  Franklin Small-Mid Cap Growth    Seeks long-term capital growth.    Franklin Advisers, Inc.
     Securities Fund -- Class 2+
  Templeton Developing Markets     Seeks long-term capital            Templeton Asset Management Ltd.
     Securities Fund -- Class 2    appreciation.
  Templeton Foreign Securities     Seeks long-term capital growth.    Templeton Investment Counsel, LLC
     Fund -- Class 2                                                  Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES
  Mid Cap Growth                   Seeks long-term growth of          Janus Capital Management LLC
     Portfolio -- Service Shares   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable     Seeks long-term capital            Legg Mason Partners Fund Advisor,
     Aggressive Growth             appreciation.                      LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
     Appreciation                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
     Capital and Income            combination of income and long-    LLC
     Portfolio -- Class I          term capital appreciation).        Subadviser: ClearBridge Advisors,
                                                                      LLC and Western Asset Management
                                                                      Company
  Legg Mason Partners Variable     Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
     Dividend Strategy Portfolio+  principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks investment results that,     Legg Mason Partners Fund Advisor,
     Equity Index                  before expenses, correspond to     LLC
     Portfolio -- Class II         the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500 Index.              Financial Management, Inc.
  Legg Mason Partners Variable     Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
     Fundamental Value                                                LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Investors Portfolio -- Class  capital, with growth of current    LLC
     I                             income as a secondary objective.   Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Large Cap Growth Portfolio    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Mid Cap Core                  capital.                           LLC
     Portfolio -- Class I                                             Subadviser: ClearBridge Advisors,
                                                                      LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- All Cap Growth                                      Subadviser: ClearBridge Advisors,
     and Value                                                        LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Global All Cap                                      Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long-term growth of          Legg Mason Partners Fund Advisor,
     Multiple Discipline           capital.                           LLC
     Portfolio -- Large Cap                                           Subadviser: ClearBridge Advisors,
     Growth and Value                                                 LLC
  Legg Mason Partners Variable     Seeks long term growth of          Legg Mason Partners Fund Advisor,
     Small Cap Growth Portfolio+   capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable     Seeks to provide high current      Legg Mason Partners Fund Advisor,
     Adjustable Rate Income        income and to limit the degree of  LLC
     Portfolio                     fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     Diversified Strategic Income                                     LLC
     Portfolio -- Class I+                                            Subadviser: Western Asset
                                                                      Management Company
  Legg Mason Partners Variable     Seeks high current income.         Legg Mason Partners Fund Advisor,
     High Income Portfolio         Secondarily, seeks capital         LLC
                                   appreciation.                      Subadviser: Western Asset
                                                                      Management Company and Western
                                                                      Asset Management Company Limited
  Legg Mason Partners Variable     Seeks to maximize current income   Legg Mason Partners Fund Advisor,
     Money Market Portfolio        consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core         Seeks long-term capital growth.    Met Investors Advisory, LLC
     Portfolio -- Class E                                             Subadviser: BlackRock Advisors,
                                                                      LLC
  Dreman Small-Cap Value           Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: Dreman Value
                                                                      Management L.L.C.
  Harris Oakmark International     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class A          appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
  Janus Forty Portfolio -- Class   Seeks capital appreciation.        Met Investors Advisory, LLC
     A                                                                Subadviser: Janus Capital
                                                                      Management LLC
  Lazard Mid-Cap                   Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B                                             Subadviser: Lazard Asset
                                                                      Management, LLC
  Lord Abbett Growth and Income    Seeks long-term growth of capital  Met Investors Advisory, LLC
     Portfolio -- Class B          and current income without         Subadviser: Lord, Abbett & Co.
                                   excessive fluctuations in the      LLC
                                   market value.
  Lord Abbett Mid-Cap Value        Seeks capital appreciation         Met Investors Advisory, LLC
     Portfolio -- Class B          through investments, primarily in  Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
  Met/AIM Capital Appreciation     Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A                                             Subadviser: AIM Capital
                                                                      Management, Inc.
  Met/AIM Small Cap Growth         Seeks long-term growth of          Met Investors Advisory, LLC
     Portfolio -- Class A          capital.                           Subadviser:  AIM Capital
                                                                      Management, Inc.
  MFS(R) Research International    Seeks capital appreciation.        Met Investors Advisory, LLC
     Portfolio -- Class A+                                            Subadviser: Massachusetts
                                                                      Financial Services Company
  MFS(R) Value Portfolio -- Class  Seeks capital appreciation and     Met Investors Advisory, LLC
     A                             reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
  Neuberger Berman Real Estate     Seeks to provide total return      Met Investors Advisory, LLC
     Portfolio -- Class A          through investment in real estate  Subadviser: Neuberger Berman
                                   securities, emphasizing both       Management, Inc.
                                   capital appreciation and current
                                   income
  PIMCO Inflation Protected Bond   Seeks to provide maximum real      Met Investors Advisory LLC
     Portfolio -- Class A          return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
  Pioneer Fund Portfolio -- Class  Seeks reasonable income and        Met Investors Advisory, LLC
     A                             capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Pioneer Strategic Income         Seeks a high level of current      Met Investors Advisory, LLC
     Portfolio -- Class A          income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
  Third Avenue Small Cap Value     Seeks long-term capital            Met Investors Advisory, LLC
     Portfolio -- Class B          appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------

METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth      Seeks maximum capital              MetLife Advisers, LLC
     Portfolio -- Class D          appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
  BlackRock Bond Income            Seeks competitive total return     MetLife Advisers, LLC
     Portfolio -- Class E          primarily from investing in        Subadviser:  BlackRock Advisors,
                                   fixed-income securities.           LLC
  Capital Guardian U.S. Equity     Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class A          capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
  FI Large Cap Portfolio -- Class  Seeks long-term growth of          MetLife Advisers, LLC
     A                             capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  FI Value Leaders                 Seeks long-term growth of          MetLife Advisers, LLC
     Portfolio -- Class D          capital.                           Subadviser: Fidelity Management &
                                                                      Research Company
  MetLife Aggressive Allocation    Seeks growth of capital.           MetLife Advisers, LLC
     Portfolio -- Class B
  MetLife Conservative Allocation  Seeks a high level of current      MetLife Advisers, LLC
     Portfolio -- Class B          income, with growth of capital as
                                   a secondary objective.
  MetLife Conservative to          Seeks high total return in the     MetLife Advisers, LLC
     Moderate Allocation           form of income and growth of
     Portfolio -- Class B          capital, with a greater emphasis
                                   on income.
  MetLife Moderate Allocation      Seeks a balance between a high     MetLife Advisers, LLC
     Portfolio -- Class B          level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
  MetLife Moderate to Aggressive   Seeks growth of capital.           MetLife Advisers, LLC
     Allocation
     Portfolio -- Class B
  MFS(R) Total Return              Seeks a favorable total return     MetLife Advisers, LLC
     Portfolio -- Class F          through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
  Oppenheimer Global Equity        Seeks capital appreciation.        MetLife Advisers, LLC
     Portfolio -- Class B                                             Subadviser: OppenheimerFunds,
                                                                      Inc.
  T. Rowe Price Large Cap Growth   Seeks long-term growth of capital  MetLife Advisers, LLC
     Portfolio -- Class B+         and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates Inc.
PIMCO VARIABLE INSURANCE TRUST
  Total Return                     Seeks maximum total return,        Pacific Investment Management
     Portfolio -- Administrative   consistent with preservation of    Company LLC
     Class                         capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT TRUST
  Strategic Growth                 Seeks capital appreciation.        Van Kampen Asset Management
     Portfolio -- Class I+



-------

+ Not available under all Contracts. Availability depends on Contract issue date.

Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding the Underlying Funds" for more information.

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     - administration of the annuity options available under the Contracts and

     -    the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative and

     -    other costs of doing business.

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     - that the amount of the death benefit will be greater than the Contract Value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:


                                              WITHDRAWAL CHARGE
                                              -----------------
     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
                             BUT LESS THAN
GREATER THAN OR EQUAL TO
------------------------     -------------


         0 years                3 years               6%
         3 years                5 years               5%
         5 years                6 years               4%
         6 years                7 years               3%
        7+ years                   --                 0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment to which no withdrawal charge applies then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

     -    if a lifetime annuity payout has begun, after the first Contract Year

     -    under the Managed Distribution Program

     - you elect Annuity Payments for a fixed period of at least five years after the first Contract Year

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account or:

     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Step-Up Death Benefit, the

M&E charge is equal to 1.35% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.55% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:


   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------


         0 years                3 years               6%
         3 years                5 years               5%
         5 years                6 years               4%
         6 years                7 years               3%
        7 + years                  --                 0%


Please refer to Payment Options for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request, which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Dreman Small-Cap Value Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Harris Oakmark International Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, Pioneer Strategic Income Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund and Third Avenue Small Cap Value Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract

Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request. We may withhold payment of surrender, withdrawal or, if applicable, loan proceeds if any portion of those proceeds would be derived from a personal check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, internet or other means of communications to verify that payment from the check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. You may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations".) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note that naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of those benefits, and who will receive them. Use care when naming owners, Annuitants and beneficiaries, and consult your agent if you have questions.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

Three different types of death benefits are available under the Contract prior to the Maturity Date:

     -    Standard Death Benefit

     -    Step-Up Death Benefit

     -    Roll-Up Death Benefit

The Step-Up and Roll-Up Death Benefits may not be available in all jurisdictions and there are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner." All death benefits will be reduced by any premium tax and outstanding loans not previously deducted.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below)* or

     (3)  the Step-Up Value (if any, as described below)

STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below)* or

     (3)  the Step-Up Value (if any, as described below)

ROLL-UP DEATH BENEFIT



--------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below)*;
                                    -  the Step-Up Value, if any, as described below
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)
--------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below) or*
                                    -  the Step-Up Value, if any, as described below,
                                       or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below) on the Annuitant's 80th birthday, plus
                                       any additional Purchase Payments and minus any
                                       partial surrender reductions (as described
                                       below) that occur after the Annuitant's 80th
                                       birthday.
--------------------------------------------------------------------------------------


---------
* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)

The Step-Up Value will initially equal the Contract Value on the seventh Contract Date Anniversary that occurs before the Annuitant's 80th birthday and before the Death Report Date. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80th birthday is before the seventh Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)

The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a partial surrender reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE

On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b)   is any Purchase Payment made during the previous Contract Year

     c) is any partial surrender reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     b) is any Purchase Payment made since the previous Contract Date anniversary

     c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary

The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions** (as described below).

** Your Roll-Up Death Benefit will be subjected to the partial surrender reduction below even if you have elected the GMWB Rider (Principal Guarantee).

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT: The partial surrender reduction equals (1) the adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

STEP-UP AND ROLL-UP VALUE: The partial surrender reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be $50,000-$9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive the
                                                             distribution.
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)
---------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary (ies), or,     The beneficiary elects to      Yes
IS THE ANNUITANT)             if none, to the surviving      continue the Contract rather
                              joint owner.                   than receive a distribution.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     Unless the spouse elects to    Yes
NOT THE ANNUITANT)                                           continue the Contract.
---------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies), or,     The spouse elects to           Yes
THE ANNUITANT)                if none, to the surviving      continue the Contract.
                              joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds or to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   The beneficiary elects to      Yes
CONTRACT OWNER)               none, to the Contract Owner.   continue the Contract rather
                                                             than receive the
                                                             distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies), or if                                  Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
---------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         Yes
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS


---------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
---------------------------------------------------------------------------------------------------------------

OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a distribution.
---------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
---------------------------------------------------------------------------------------------------------------


---------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

Please note that spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS

--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I," "GMWB II," and "GMWB III;" we may refer to any one of these as GMWB. The availability of each rider is shown below.


--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------


You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your Contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB." Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------


ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction." The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction." The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL
REDUCTION
(PWR)             N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
                           10,000/110,000) =    90,000/100,000)] =               10,000/90,000) =     88,889/100,000)] =
                                $9,091                 $500                           $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT
OF THE
WITHDRAWAL                      $10,000                                               $11,111

                            (10,000>9,091)                                        (11,111>10,000)
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,000               $4,500          $80,000         $88,889               $4,444
--------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I


--------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
--------------------------------------------------------------------------------------------------------------------------

VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $100,000        $100,000               $5,000         $100,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $110,000        $100,000               $5,000          $90,000        $100,000               $5,000
--------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
AFTER
WITHDRAWAL     $100,000         $90,909               $4,545          $80,000         $88,889               $4,444

                         [100,000 -- (100,000         [(5,000                  [100,000 -- (100,000        [5,000 x
                           x10,000/110,000)]     x90,909/100,000)]               x10,000/90,000)]      (88,889/100,000)]
--------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $9,091                 $455           $10,000         $11,111                $556
--------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9 , Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY). If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB (the charge will never exceed the guaranteed maximum charge). Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.


--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                     if first withdrawal       if first withdrawal
                                   after 3(rd) anniversary   after 3(rd) anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------


GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes only the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.

     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE


--------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
--------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000      Not Applicable      $100,000         $100,000      Not Applicable
--------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $110,000         $100,000         $100,000         $90,000          $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $10,000(2)
--------------------------------------------------------------------------------------------------------------------


(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT


--------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
--------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
--------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $100,000         $100,000         $100,000         $100,000         $100,000         $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $110,000      Not Applicable      $100,000         $110,000      Not Applicable      $100,000
--------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $120,000         $10,000          $110,000         $120,000         $10,000          $100,000
--------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT


----------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $110,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL           $100,000               $90,000               $10,000             [100,000 x              $10,000
                                                                                    10,000/110,000]
                                                                                        $9,091
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
----------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
----------------------------------------------------------------------------------------------------------------------------

VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $100,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $90,000              $100,000           Not Applicable        Not Applicable        Not Applicable
----------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
FOLLOWING
PARTIAL
WITHDRAWAL            $80,000               $88,889               $10,000             [100,000 x              $11,111
                                                                                    10,000/90,000]
                                                                                        $11,111
----------------------------------------------------------------------------------------------------------------------------


INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

     - If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                              CLASS B SUBACCOUNTS/
                                UNDERLYING FUNDS

                      ------------------------------------
                   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                     Franklin Income Securities Fund
                   LEGG MASON PARTNERS VARIABLE INCOME TRUST
                     Legg Mason Partners Variable Adjustable Rate Income
                   Portfolio
                     Legg Mason Partners Variable High Income Portfolio Legg Mason Partners Variable Money Market Portfolio
                   MET INVESTORS SERIES TRUST
                     Pioneer Strategic Income Portfolio
                     PIMCO Inflation Protected Bond Portfolio
                   METROPOLITAN SERIES FUND, INC.
                     BlackRock Bond Income Portfolio
                   PIMCO VARIABLE INSURANCE TRUST
                     Total Return Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.

You may choose to annuitize at any time that is at least thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). For Qualified Contracts, the Maturity Date will be the Annuitant's 70(th) birthday unless you elect an earlier date. (In certain states, the Maturity Date elected may not be later than the Annuitant's 90(th) birthday; refer to your Contract.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. Please note that Option 5 may not satisfy minimum required distribution rules for Qualified Contracts. Please consult a tax advisor before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------

MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: Separate Account Nine and Separate Account Ten, respectively. References to "Separate Account" refer either to Separate Account Nine or Separate Account Ten, depending on the issuer of your Contract. Both Separate Account Nine and Separate Account Ten were established on June 18, 1999 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Nine and Separate Account Ten for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%, respectively. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including
IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows

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the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract or from any applicable payment and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any tax-qualified employee pension or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax sheltered annuities established by public school systems or certain tax exempt organizations under Code Section 403(b), corporate-sponsored pension, retirement savings and profit sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse consequences.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they

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attain age 70 1/2 or the year of retirement (except for participants who are 5%
or more owners of the plan sponsor) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB, if available in your contract) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), OR 408, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $45,000 or 100% of pay for each participant in 2007.


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ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

TSAS (ERISA AND NON-ERISA)

GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Note: Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

The proposed regulations will generally not be effective until taxable years beginning after December 31, 2007 at the earliest, and may not be relied on until issued in final form. However, certain aspects including a proposed prohibition on the use of life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final regulations.

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

     - Relates to purchase payments made prior to 1989 (and pre-1989 earnings on those purchase payments;

     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or

     - Is for financial hardship (but only to the extent of purchase payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

          (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

          (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.


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

          (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

          (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

          (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

          (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

          (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


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

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Contract will indicated whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.

PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed

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

Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT. If you have purchased a Guaranteed Minimum Withdrawal Benefit (GMWB), where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Minimum Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and either the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to contract owners since the Company is the owner of the assets from which the tax benefits are derived.

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                                OTHER INFORMATION

--------------------------------------------------------------------------------

Vintage II (Series II) is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

MetLife Life and Annuity Company of Connecticut is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to October 20, 2006, the principal underwriter and distributor was MLI Distribution LLC, which merged with and into MLIDC on that date. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the funds' shares in connection with the Contract.

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the "Statement of Additional Information -- DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received such additional compensation during 2006, as well as the range of additional compensation paid.

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds which may be offered in the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALES BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contracts is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliates, MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representative are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concession and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

           METLIFE OF CT SEPARATE ACCOUNT NINE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.162            1.215                --
                                                     2005        1.127            1.162           136,682
                                                     2004        1.027            1.127           136,752
                                                     2003        0.788            1.027            81,410
                                                     2002        1.000            0.788             2,908

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        0.756            0.741                --
                                                     2005        0.668            0.756           567,636
                                                     2004        0.625            0.668           645,133
                                                     2003        0.514            0.625           796,770
                                                     2002        0.753            0.514           854,624
                                                     2001        0.925            0.753           762,941
                                                     2000        1.055            0.925           366,949

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.158            1.375         1,762,892
                                                     2005        1.029            1.158         1,626,394
                                                     2004        0.920            1.029         1,462,978
                                                     2003        0.690            0.920           773,140
                                                     2002        0.819            0.690           565,608
                                                     2001        0.969            0.819           391,475
                                                     2000        1.335            0.969           200,090

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.240            1.347         4,164,801
                                                     2005        1.082            1.240         4,049,767
                                                     2004        0.975            1.082         3,262,722
                                                     2003        0.723            0.975         1,755,241
                                                     2002        0.970            0.723         1,153,248
                                                     2001        1.202            0.970           842,658
                                                     2000        1.248            1.202           256,201

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.336            1.518         3,207,886
                                                     2005        1.280            1.336         3,340,715
                                                     2004        1.176            1.280         2,860,876
                                                     2003        0.901            1.176         1,840,178
                                                     2002        1.119            0.901         1,264,688
                                                     2001        1.106            1.119           986,465
                                                     2000        0.994            1.106           137,847

Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.319            1.306                --
                                                     2005        1.131            1.319            74,640
                                                     2004        0.960            1.131                --
                                                     2003        0.779            0.960                --
                                                     2002        1.000            0.779                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.732            2.265                --
                                                     2005        1.638            1.732             4,769
                                                     2004        1.265            1.638                --
                                                     2003        0.957            1.265                --
                                                     2002        1.000            0.957                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.315            1.431                --
                                                     2005        1.210            1.315            16,485
                                                     2004        1.074            1.210             2,589
                                                     2003        1.000            1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.312            1.463                --
                                                     2005        1.208            1.312           587,511
                                                     2004        1.068            1.208           370,878
                                                     2003        1.000            1.068                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.035            1.207           885,239
                                                     2005        1.000            1.035           542,915

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        0.903            0.968           467,408
                                                     2005        0.874            0.903           494,285
                                                     2004        0.795            0.874           488,023
                                                     2003        0.588            0.795           304,147
                                                     2002        0.836            0.588           219,236
                                                     2001        1.000            0.836           176,530
                                                     2000        1.355            1.000           121,667

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.262            1.474                --
                                                     2005        1.158            1.262           630,429
                                                     2004        1.043            1.158           411,617
                                                     2003        0.845            1.043            85,928
                                                     2002        1.000            0.845             7,064

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.238            2.827           528,518
                                                     2005        1.781            2.238           393,578
                                                     2004        1.448            1.781            34,731
                                                     2003        1.000            1.448                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.182            1.415         1,109,619
                                                     2005        1.088            1.182         1,015,038
                                                     2004        0.931            1.088           725,699
                                                     2003        0.714            0.931           378,732
                                                     2002        0.889            0.714           340,465
                                                     2001        1.073            0.889           227,440
                                                     2000        1.057            1.073            95,658

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.267            1.522                --
                                                     2005        1.180            1.267           432,583
                                                     2004        1.032            1.180            70,754
                                                     2003        0.792            1.032                --
                                                     2002        1.000            0.792                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.496            0.554           451,523
                                                     2005        0.449            0.496           551,020
                                                     2004        0.378            0.449           568,049
                                                     2003        0.284            0.378           604,302
                                                     2002        0.401            0.284           537,900
                                                     2001        0.674            0.401           485,683
                                                     2000        1.000            0.674           369,120

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.552            1.745                --
                                                     2005        1.513            1.552            92,359
                                                     2004        1.336            1.513            84,632
                                                     2003        1.000            1.336                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.797            0.926           254,128
                                                     2005        0.809            0.797           231,230
                                                     2004        0.794            0.809           274,091
                                                     2003        0.652            0.794             1,257
                                                     2002        0.894            0.652             2,000
                                                     2001        1.000            0.894             2,000

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        0.909            0.963            39,745
                                                     2005        0.868            0.909            40,629
                                                     2004        0.855            0.868            41,158
                                                     2003        0.646            0.855            33,923
                                                     2002        0.894            0.646            15,493
                                                     2001        1.000            0.894            36,621

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.144            1.273           310,018
                                                     2005        1.106            1.144           337,568
                                                     2004        0.970            1.106           254,741
                                                     2003        0.693            0.970            41,992
                                                     2002        0.945            0.693            20,468
                                                     2001        1.000            0.945            25,867

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.343            1.565           740,738
                                                     2005        1.309            1.343           833,595
                                                     2004        1.226            1.309           820,427
                                                     2003        0.894            1.226           578,309
                                                     2002        1.210            0.894           411,710
                                                     2001        1.204            1.210           220,176
                                                     2000        1.195            1.204            22,319

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.252            1.460           364,184
                                                     2005        1.191            1.252           410,875
                                                     2004        1.095            1.191           475,738
                                                     2003        0.839            1.095           356,707
                                                     2002        1.106            0.839           178,397
                                                     2001        1.195            1.106            94,552

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.334            1.484            88,971
                                                     2005        1.290            1.334            93,848
                                                     2004        1.136            1.290           224,325
                                                     2003        0.774            1.136           210,996
                                                     2002        1.202            0.774           131,378
                                                     2001        1.314            1.202            89,647
                                                     2000        1.482            1.314             6,517

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00)...........  2006        1.070            1.211         1,821,637
                                                     2005        1.040            1.070         2,063,937
                                                     2004        0.970            1.040         1,924,055
                                                     2003        0.789            0.970         1,210,775
                                                     2002        0.971            0.789           610,129
                                                     2001        1.025            0.971           440,930
                                                     2000        1.036            1.025            51,606

  LMPVPII Diversified Strategic Income Subaccount
  (7/00)...........................................  2006        1.249            1.298         1,018,152
                                                     2005        1.235            1.249         1,110,076
                                                     2004        1.174            1.235         1,037,004
                                                     2003        1.065            1.174           759,502
                                                     2002        1.030            1.065           471,209
                                                     2001        1.013            1.030           439,990
                                                     2000        1.011            1.013           114,166

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        0.888            1.008           597,401
                                                     2005        0.864            0.888           885,880
                                                     2004        0.795            0.864           504,425
                                                     2003        0.631            0.795           383,086
                                                     2002        0.824            0.631           299,142
                                                     2001        0.954            0.824           174,860
                                                     2000        1.076            0.954            51,515

  LMPVPII Fundamental Value Subaccount (6/00)......  2006        1.347            1.551         1,713,030
                                                     2005        1.303            1.347         1,830,903
                                                     2004        1.221            1.303         1,896,436
                                                     2003        0.893            1.221         1,209,183
                                                     2002        1.151            0.893           446,779
                                                     2001        1.232            1.151           369,495
                                                     2000        1.100            1.232            85,114

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        1.006            1.033           677,225
                                                     2005        0.997            1.006           717,561
                                                     2004        0.999            0.997           211,555
                                                     2003        1.000            0.999            46,771

  LMPVPIII Aggressive Growth Subaccount (3/00).....  2006        1.373            1.473         3,931,751
                                                     2005        1.247            1.373         4,206,682
                                                     2004        1.150            1.247         4,218,706
                                                     2003        0.867            1.150         2,909,479
                                                     2002        1.306            0.867         2,105,680
                                                     2001        1.381            1.306         1,814,521
                                                     2000        1.491            1.381           863,349

  LMPVPIII High Income Subaccount (8/00)...........  2006        1.156            1.265         1,082,095
                                                     2005        1.143            1.156         1,298,401
                                                     2004        1.049            1.143         1,342,536
                                                     2003        0.834            1.049         1,155,100
                                                     2002        0.874            0.834           277,042
                                                     2001        0.921            0.874           295,957
                                                     2000        0.994            0.921           208,981

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Large Cap Growth Subaccount (2/00)......  2006        0.956            0.986         1,748,488
                                                     2005        0.922            0.956         1,766,449
                                                     2004        0.931            0.922         1,720,065
                                                     2003        0.640            0.931         1,141,574
                                                     2002        0.863            0.640           771,377
                                                     2001        1.000            0.863           730,193
                                                     2000        1.083            1.000           309,116

  LMPVPIII Mid Cap Core Subaccount (4/00)..........  2006        1.435            1.625           507,353
                                                     2005        1.344            1.435           560,103
                                                     2004        1.234            1.344           587,236
                                                     2003        0.964            1.234           507,824
                                                     2002        1.209            0.964           385,791
                                                     2001        1.362            1.209           307,340
                                                     2000        1.225            1.362           110,509

  LMPVPIII Money Market Subaccount (2/00)..........  2006        1.075            1.109           874,513
                                                     2005        1.060            1.075           692,217
                                                     2004        1.066            1.060           933,637
                                                     2003        1.074            1.066         1,098,028
                                                     2002        1.075            1.074         1,940,157
                                                     2001        1.052            1.075           707,397
                                                     2000        1.012            1.052           511,377

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.502            1.682         3,626,651
                                                     2005        1.447            1.502         4,018,612
                                                     2004        1.376            1.447         2,881,219
                                                     2003        1.061            1.376           230,701
                                                     2002        1.000            1.061            17,879

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.329            1.448         2,282,065
                                                     2005        1.293            1.329         2,636,569
                                                     2004        1.249            1.293         1,943,130
                                                     2003        1.038            1.249           783,127
                                                     2002        1.000            1.038            97,394

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.592            1.808         1,039,542
                                                     2005        1.515            1.592         1,075,476
                                                     2004        1.394            1.515           734,070
                                                     2003        1.074            1.394            22,689
                                                     2002        1.000            1.074                --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.462            1.619           356,616
                                                     2005        1.432            1.462           343,377
                                                     2004        1.360            1.432           254,701
                                                     2003        1.069            1.360            27,171
                                                     2002        1.000            1.069                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.408            1.628           114,977
                                                     2005        1.382            1.408            90,708
                                                     2004        1.244            1.382            89,045
                                                     2003        1.000            1.244            12,715

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.644            1.820           482,018
                                                     2005        1.541            1.644           481,239
                                                     2004        1.260            1.541            90,506
                                                     2003        1.000            1.260                --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        0.894            0.948           258,146

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.277            1.363            64,350

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.520            1.677           124,187

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.306            1.341            18,274

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.077         1,145,511

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.073           103,334

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.992            0.982            68,933

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.286            1.278             3,394

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.274            1.410           471,181

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.222            78,649

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.480            1.593           159,101

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.096            1.155                --

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.132            1.174           581,362

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.030         1,181,582

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.901            0.881           232,754

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.205            1.252           761,321

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        0.730            0.751            61,614

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        0.796            0.808           318,381

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.294            1.329           952,572

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.062                --

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.044                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.051             7,166

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.056            11,578

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.061           286,989

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.402            1.500         3,001,552

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.052           800,694

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.070           409,545

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.133            1.125         2,120,472
                                                     2005        1.125            1.133         2,134,660
                                                     2004        1.048            1.125         1,580,273
                                                     2003        1.000            1.048            12,559

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.226            1.255         5,145,922
                                                     2005        1.213            1.226         5,227,537
                                                     2004        1.173            1.213         4,462,676
                                                     2003        1.132            1.173         2,636,608
                                                     2002        1.053            1.132         1,693,413
                                                     2001        1.000            1.053           469,808

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.118            1.409           163,630
                                                     2005        1.011            1.118           149,539
                                                     2004        0.882            1.011           169,047
                                                     2003        0.696            0.882           119,463
                                                     2002        0.857            0.696            92,071
                                                     2001        1.000            0.857            11,070

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.701            1.967           160,571
                                                     2005        1.611            1.701           193,425
                                                     2004        1.294            1.611           143,446
                                                     2003        0.877            1.294           125,086
                                                     2002        1.088            0.877           177,419
                                                     2001        1.000            1.088             4,610

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        0.931            0.992                --
                                                     2005        0.869            0.931            68,633
                                                     2004        0.827            0.869            80,474
                                                     2003        0.649            0.827            69,737
                                                     2002        0.864            0.649            48,694
                                                     2001        1.000            0.864            19,584

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (10/00).......  2006        1.230            1.294                --
                                                     2005        1.194            1.230           984,532
                                                     2004        1.102            1.194           851,522
                                                     2003        0.852            1.102           701,195
                                                     2002        1.004            0.852           466,236
                                                     2001        1.090            1.004           287,549
                                                     2000        1.059            1.090            54,202

  Travelers Large Cap Subaccount (6/00)............  2006        0.772            0.796                --
                                                     2005        0.720            0.772           230,033
                                                     2004        0.686            0.720           229,272
                                                     2003        0.558            0.686           178,744
                                                     2002        0.732            0.558           116,833
                                                     2001        0.899            0.732           125,941
                                                     2000        1.049            0.899            77,498

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.111            1.182                --
                                                     2005        1.000            1.111                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.022            1.026                --
                                                     2005        1.007            1.022                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.056            1.094                --
                                                     2005        1.008            1.056                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.089            1.137                --
                                                     2005        1.000            1.089                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.032            1.053                --
                                                     2005        1.000            1.032             6,823

  Travelers Managed Income Subaccount (7/00).......  2006        1.216            1.205                --
                                                     2005        1.216            1.216         1,012,341
                                                     2004        1.199            1.216           982,241
                                                     2003        1.121            1.199           801,296
                                                     2002        1.113            1.121           566,904
                                                     2001        1.057            1.113           434,221
                                                     2000        1.019            1.057           137,038

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        0.841            0.894                --
                                                     2005        0.761            0.841           298,475
                                                     2004        0.666            0.761           339,737
                                                     2003        0.558            0.666           285,682
                                                     2002        0.755            0.558           234,601
                                                     2001        0.988            0.755           230,322
                                                     2000        1.107            0.988            93,590

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        0.851            0.901                --
                                                     2005        0.837            0.851           253,376
                                                     2004        0.744            0.837                --
                                                     2003        0.551            0.744                --
                                                     2002        1.000            0.551                --

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.357            1.402                --
                                                     2005        1.337            1.357         3,763,631
                                                     2004        1.216            1.337         3,458,131
                                                     2003        1.058            1.216         2,567,975
                                                     2002        1.133            1.058         1,701,434
                                                     2001        1.149            1.133         1,309,212
                                                     2000        1.026            1.149           147,036

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.178            1.274                --
                                                     2005        1.122            1.178           433,995
                                                     2004        1.000            1.122            20,871

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.322            1.520                --
                                                     2005        1.224            1.322           110,310
                                                     2004        1.073            1.224            85,883
                                                     2003        0.846            1.073               377
                                                     2002        1.000            0.846                --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.394            1.480                --
                                                     2005        1.333            1.394           154,125
                                                     2004        1.217            1.333            84,799
                                                     2003        1.000            1.217             3,245

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.041            1.096                --
                                                     2005        1.037            1.041                --

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.120            1.132                --
                                                     2005        1.096            1.120           484,044
                                                     2004        1.000            1.096           242,440

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Strategic Equity Subaccount (6/00).....  2006        0.730            0.762                --
                                                     2005        0.726            0.730           122,543
                                                     2004        0.668            0.726           128,507
                                                     2003        0.511            0.668           180,708
                                                     2002        0.780            0.511           223,164
                                                     2001        0.913            0.780           233,026
                                                     2000        1.108            0.913           501,860

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.116            1.286                --
                                                     2005        1.027            1.116               401

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.112            1.277                --
                                                     2005        1.000            1.112                --

  Travelers Van Kampen Enterprise Subaccount
  (4/00)...........................................  2006        0.703            0.730                --
                                                     2005        0.661            0.703            97,201
                                                     2004        0.645            0.661            98,488
                                                     2003        0.521            0.645            99,873
                                                     2002        0.748            0.521            87,650
                                                     2001        0.963            0.748            73,520
                                                     2000        1.196            0.963            76,229

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)........................................  2006        0.756            0.766           238,367
                                                     2005        0.710            0.756           255,754
                                                     2004        0.673            0.710           350,995
                                                     2003        0.536            0.673           382,732
                                                     2002        0.805            0.536           348,750
                                                     2001        1.191            0.805           409,824
                                                     2000        1.700            1.191           272,783

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/00)...........................................  2006        1.341            1.475           941,418
                                                     2005        1.163            1.341           803,715
                                                     2004        1.023            1.163           572,293
                                                     2003        0.808            1.023           497,526
                                                     2002        0.905            0.808           426,526
                                                     2001        1.047            0.905           339,996
                                                     2000        1.113            1.047           169,553

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.671            1.853         1,220,646
                                                     2005        1.436            1.671         1,280,825
                                                     2004        1.168            1.436           960,282
                                                     2003        0.857            1.168           305,214
                                                     2002        1.000            0.857           195,105




                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.242            1.295                --
                                                     2005        1.215            1.242           111,636
                                                     2004        1.119            1.215                --
                                                     2003        1.000            1.119                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (2/00).................................  2006        1.296            1.258                --
                                                     2005        1.155            1.296            26,995
                                                     2004        1.092            1.155                --
                                                     2003        1.000            1.092                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.465            1.724         1,666,157
                                                     2005        1.315            1.465         1,016,509
                                                     2004        1.186            1.315            12,546
                                                     2003        1.000            1.186                --

  American Funds Growth Subaccount (Class 2)
  (2/00)...........................................  2006        1.432            1.541         5,630,680
                                                     2005        1.261            1.432         3,527,301
                                                     2004        1.148            1.261           176,039
                                                     2003        1.000            1.148                --

  American Funds Growth-Income Subaccount (Class 2)
  (2/00)...........................................  2006        1.277            1.437         5,169,568
                                                     2005        1.235            1.277         3,353,279
                                                     2004        1.145            1.235           116,974
                                                     2003        1.000            1.145                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Capital Appreciation Fund
  Capital Appreciation Fund (3/02).................  2006        1.541            1.522                --
                                                     2005        1.335            1.541            68,905
                                                     2004        1.143            1.335                --
                                                     2003        1.000            1.143                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (3/02)...........................................  2006        1.534            1.987                --
                                                     2005        1.465            1.534           178,945
                                                     2004        1.142            1.465                --
                                                     2003        1.000            1.142                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.289            1.398                --
                                                     2005        1.197            1.289           105,878
                                                     2004        1.073            1.197             2,361
                                                     2003        1.000            1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.286            1.430                --
                                                     2005        1.195            1.286           364,009
                                                     2004        1.066            1.195             4,323
                                                     2003        1.000            1.066                --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.029            1.188         3,115,165
                                                     2005        1.000            1.029         1,574,335

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (2/00)......................  2006        1.328            1.410            66,994
                                                     2005        1.297            1.328            35,814
                                                     2004        1.191            1.297             7,965
                                                     2003        1.000            1.191                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.326            1.534                --
                                                     2005        1.228            1.326         1,018,600
                                                     2004        1.116            1.228             8,874
                                                     2003        1.000            1.116                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.913            2.393         1,165,243
                                                     2005        1.537            1.913           605,698
                                                     2004        1.261            1.537                --
                                                     2003        1.000            1.261                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (2/00).................................  2006        1.463            1.736         1,664,516
                                                     2005        1.359            1.463           831,353
                                                     2004        1.174            1.359                --
                                                     2003        1.000            1.174                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02).................................  2006        1.398            1.663                --
                                                     2005        1.315            1.398           740,845
                                                     2004        1.160            1.315            13,918
                                                     2003        1.000            1.160                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.469            1.626            15,653
                                                     2005        1.342            1.469            13,248
                                                     2004        1.140            1.342                --
                                                     2003        1.000            1.140                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.336            1.490                --
                                                     2005        1.315            1.336           212,912
                                                     2004        1.172            1.315                --
                                                     2003        1.000            1.172                --

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        1.083            1.248            59,250
                                                     2005        1.111            1.083            59,581
                                                     2004        1.100            1.111                --
                                                     2003        1.000            1.100                --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.200            1.258                --
                                                     2005        1.156            1.200                --
                                                     2004        1.150            1.156                --
                                                     2003        1.000            1.150                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.427            1.574           113,559
                                                     2005        1.393            1.427            93,979
                                                     2004        1.233            1.393                --
                                                     2003        1.000            1.233                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (6/00).......  2006        1.257            1.450                --
                                                     2005        1.236            1.257                --
                                                     2004        1.169            1.236                --
                                                     2003        1.000            1.169                --

  LMPVPI Investors Subaccount (Class I) (1/01).....  2006        1.285            1.485            61,338
                                                     2005        1.235            1.285            45,577
                                                     2004        1.146            1.235                --
                                                     2003        1.000            1.146                --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (3/00)...........................................  2006        1.423            1.568            16,353
                                                     2005        1.389            1.423            24,636
                                                     2004        1.235            1.389             4,834
                                                     2003        1.000            1.235                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (6/00)...........  2006        1.211            1.358           803,043
                                                     2005        1.188            1.211           713,566
                                                     2004        1.118            1.188            76,543
                                                     2003        1.000            1.118                --

  LMPVPII Diversified Strategic Income Subaccount
  (7/00)...........................................  2006        1.103            1.136            66,409
                                                     2005        1.101            1.103            64,928
                                                     2004        1.056            1.101            19,932
                                                     2003        1.000            1.056                --

  LMPVPII Equity Index Subaccount (Class II)
  (6/00)...........................................  2006        1.237            1.392           771,088
                                                     2005        1.215            1.237           779,368
                                                     2004        1.129            1.215            76,132
                                                     2003        1.000            1.129                --

  LMPVPII Fundamental Value Subaccount (6/00)......  2006        1.263            1.441           806,411
                                                     2005        1.234            1.263           585,496
                                                     2004        1.167            1.234            44,212
                                                     2003        1.000            1.167                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.985            1.001           625,082
                                                     2005        0.985            0.985           488,307
                                                     2004        0.997            0.985           103,512
                                                     2003        1.000            0.997                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII Aggressive Growth Subaccount (3/00).....  2006        1.329            1.412         1,717,595
                                                     2005        1.219            1.329           999,469
                                                     2004        1.135            1.219           115,318
                                                     2003        1.000            1.135                --

  LMPVPIII High Income Subaccount (8/00)...........  2006        1.190            1.290         1,263,399
                                                     2005        1.187            1.190           843,903
                                                     2004        1.100            1.187            71,552
                                                     2003        1.000            1.100                --

  LMPVPIII Large Cap Growth Subaccount (2/00)......  2006        1.176            1.202           421,840
                                                     2005        1.144            1.176           409,917
                                                     2004        1.167            1.144                --
                                                     2003        1.000            1.167                --

  LMPVPIII Mid Cap Core Subaccount (4/00)..........  2006        1.321            1.481           511,464
                                                     2005        1.248            1.321           621,784
                                                     2004        1.157            1.248           250,879
                                                     2003        1.000            1.157                --

  LMPVPIII Money Market Subaccount (2/00)..........  2006        0.983            1.004           266,863
                                                     2005        0.978            0.983            42,742
                                                     2004        0.993            0.978           131,110
                                                     2003        1.000            0.993                --

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.208            1.340         3,329,829
                                                     2005        1.174            1.208         2,300,292
                                                     2004        1.128            1.174            33,414
                                                     2003        1.000            1.128                --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.136            1.227         6,727,026
                                                     2005        1.116            1.136         4,734,449
                                                     2004        1.088            1.116           405,533
                                                     2003        1.000            1.088                --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.276            1.436         2,605,918
                                                     2005        1.226            1.276         1,206,797
                                                     2004        1.139            1.226            15,706
                                                     2003        1.000            1.139                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.182            1.297           607,583
                                                     2005        1.169            1.182           536,248
                                                     2004        1.121            1.169            26,484
                                                     2003        1.000            1.121                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.264            1.448           433,634
                                                     2005        1.253            1.264           394,021
                                                     2004        1.139            1.253            23,251
                                                     2003        1.000            1.139                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.479            1.621           877,639
                                                     2005        1.399            1.479           780,376
                                                     2004        1.155            1.399            29,210
                                                     2003        1.000            1.155                --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.428            1.505            13,156

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.265            1.342            50,885

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.604            1.759           501,775

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.522            1.552            88,498

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.070         2,451,953

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.067                --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.333            1.310            67,191

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.275            1.259            26,785

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.250            1.374           575,613

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.214           756,100

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.339            1.433           184,963

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.087            1.138            14,204

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.111            1.145         1,395,968

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.024         1,096,829

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.339            1.301            52,352

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.010            1.043           907,859

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.247            1.276            18,513

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.274            1.285           187,688

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.299            1.326           708,097

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.055           363,846

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.037            31,936

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.044           116,217

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.049           507,430

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.054           359,886

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.215            1.292         1,548,544

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.046         1,959,165

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.063            28,624

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.108            1.090         1,230,469
                                                     2005        1.111            1.108           971,586
                                                     2004        1.045            1.111            87,192
                                                     2003        1.000            1.045                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.049            1.064         3,118,644
                                                     2005        1.048            1.049         2,187,620
                                                     2004        1.023            1.048            92,831
                                                     2003        1.000            1.023                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.467            1.830                --
                                                     2005        1.338            1.467                --
                                                     2004        1.179            1.338                --
                                                     2003        1.000            1.179                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.592            1.824           252,629
                                                     2005        1.523            1.592           237,163
                                                     2004        1.235            1.523                --
                                                     2003        1.000            1.235                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01)...........................................  2006        1.255            1.333                --
                                                     2005        1.181            1.255            49,939
                                                     2004        1.135            1.181             9,847
                                                     2003        1.000            1.135                --

  Travelers Equity Income Subaccount (10/00).......  2006        1.239            1.299                --
                                                     2005        1.214            1.239           623,080
                                                     2004        1.131            1.214            38,632
                                                     2003        1.000            1.131                --

  Travelers Large Cap Subaccount (6/00)............  2006        1.240            1.274                --
                                                     2005        1.168            1.240            60,974
                                                     2004        1.122            1.168                --
                                                     2003        1.000            1.122                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (5/05)................................  2006        1.104            1.171                --
                                                     2005        1.000            1.104           295,809

  Travelers Managed Allocation Series: Conservative
  Subaccount (7/05)................................  2006        1.016            1.017                --
                                                     2005        1.006            1.016            31,450

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)................................  2006        1.050            1.085                --
                                                     2005        1.007            1.050           292,696

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.083            1.126                --
                                                     2005        1.000            1.083           132,397

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05)...................  2006        1.027            1.045                --
                                                     2005        1.000            1.027                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (7/00).......  2006        1.023            1.010                --
                                                     2005        1.033            1.023           746,775
                                                     2004        1.028            1.033            53,765
                                                     2003        1.000            1.028                --

  Travelers Mercury Large Cap Core Subaccount
  (6/00)...........................................  2006        1.349            1.428                --
                                                     2005        1.232            1.349            10,886
                                                     2004        1.088            1.232             6,671
                                                     2003        1.000            1.088                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (3/02)...........................................  2006        1.269            1.339                --
                                                     2005        1.260            1.269            38,726
                                                     2004        1.131            1.260                --
                                                     2003        1.000            1.131                --

  Travelers MFS(R) Total Return Subaccount (7/00)..  2006        1.180            1.215                --
                                                     2005        1.173            1.180         1,039,277
                                                     2004        1.077            1.173            63,089
                                                     2003        1.000            1.077                --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.160            1.250                --
                                                     2005        1.115            1.160           365,164
                                                     2004        1.000            1.115                --

  Travelers Mondrian International Stock Subaccount
  (3/02)...........................................  2006        1.400            1.604                --
                                                     2005        1.308            1.400           248,371
                                                     2004        1.157            1.308             2,184
                                                     2003        1.000            1.157                --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.265            1.339                --
                                                     2005        1.222            1.265           121,433
                                                     2004        1.126            1.222                --
                                                     2003        1.000            1.126                --

  Travelers Pioneer Mid Cap Value Subaccount
  (7/05)...........................................  2006        1.035            1.087                --
                                                     2005        1.036            1.035             3,792

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.102            1.111                --
                                                     2005        1.089            1.102           897,033
                                                     2004        1.000            1.089             8,613

  Travelers Strategic Equity Subaccount (6/00).....  2006        1.197            1.246                --
                                                     2005        1.201            1.197            26,075
                                                     2004        1.115            1.201                --
                                                     2003        1.000            1.115                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)................................  2006        1.110            1.275                --
                                                     2005        1.026            1.110            18,294

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.106            1.265                --
                                                     2005        1.000            1.106            23,495

  Travelers Van Kampen Enterprise Subaccount
  (4/00)...........................................  2006        1.205            1.247                --
                                                     2005        1.144            1.205             8,031
                                                     2004        1.127            1.144                --
                                                     2003        1.000            1.127                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (2/00)........................................  2006        1.228            1.234             3,432
                                                     2005        1.165            1.228             3,556
                                                     2004        1.114            1.165                --
                                                     2003        1.000            1.114                --

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (5/00)...........................................  2006        1.466            1.598         3,204,130
                                                     2005        1.284            1.466         1,643,270
                                                     2004        1.140            1.284                --
                                                     2003        1.000            1.140                --

  VIP Mid Cap Subaccount (Service Class 2) (3/02)..  2006        1.680            1.844         1,729,473
                                                     2005        1.457            1.680           916,237
                                                     2004        1.197            1.457             7,282
                                                     2003        1.000            1.197                --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the *minimum* Separate Account Charge available under the contract. The second table provides the AUV information for the *maximum* Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                         SEPARATE ACCOUNT CHARGES 1.40%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.162            1.215                --
                                                     2005        1.127            1.162           325,190
                                                     2004        1.027            1.127           334,798
                                                     2003        0.788            1.027           354,635
                                                     2002        0.980            0.788            25,560

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        0.756            0.741                --
                                                     2005        0.668            0.756         2,516,526
                                                     2004        0.625            0.668         2,897,980
                                                     2003        0.514            0.625         3,382,923
                                                     2002        0.753            0.514         3,883,375
                                                     2001        0.925            0.753         4,716,899
                                                     2000        1.127            0.925         4,449,229
                                                     1999        1.000            1.127           314,797

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.158            1.375         6,303,145
                                                     2005        1.029            1.158         6,380,373
                                                     2004        0.920            1.029         6,322,143
                                                     2003        0.690            0.920         6,679,967
                                                     2002        0.819            0.690         6,862,959
                                                     2001        0.969            0.819         6,260,916
                                                     2000        1.211            0.969         3,140,876
                                                     1999        1.000            1.211           316,138

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.240            1.347         8,829,783
                                                     2005        1.082            1.240         8,889,797
                                                     2004        0.975            1.082         8,773,906
                                                     2003        0.723            0.975         8,937,082
                                                     2002        0.970            0.723         7,986,225
                                                     2001        1.202            0.970         6,922,537
                                                     2000        1.167            1.202         4,692,324
                                                     1999        1.000            1.167           477,335

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.336            1.518         9,298,377
                                                     2005        1.280            1.336         9,710,858
                                                     2004        1.176            1.280         9,428,394
                                                     2003        0.901            1.176         9,670,875
                                                     2002        1.119            0.901         8,550,110
                                                     2001        1.106            1.119         6,852,257
                                                     2000        1.039            1.106         2,375,658
                                                     1999        1.000            1.039           174,106

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.319            1.306                --
                                                     2005        1.131            1.319            38,185
                                                     2004        0.960            1.131                --
                                                     2003        0.779            0.960                --
                                                     2002        0.878            0.779                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.732            2.265                --
                                                     2005        1.638            1.732            16,019
                                                     2004        1.265            1.638                --
                                                     2003        0.957            1.265                --
                                                     2002        1.048            0.957                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.315            1.431                --
                                                     2005        1.210            1.315            27,109
                                                     2004        1.074            1.210                --
                                                     2003        1.000            1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.312            1.463                --
                                                     2005        1.208            1.312           112,133
                                                     2004        1.068            1.208            46,761
                                                     2003        1.000            1.068                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.035            1.207           462,080
                                                     2005        0.984            1.035           130,062

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        0.903            0.968         1,054,124
                                                     2005        0.874            0.903         1,374,673
                                                     2004        0.795            0.874         1,611,705
                                                     2003        0.588            0.795         1,673,524
                                                     2002        0.836            0.588         1,690,406
                                                     2001        1.000            0.836         1,766,010
                                                     2000        1.215            1.000         1,131,242
                                                     1999        1.000            1.215           167,294

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.262            1.474                --
                                                     2005        1.158            1.262           718,462
                                                     2004        1.043            1.158           818,408
                                                     2003        0.845            1.043           528,951
                                                     2002        0.999            0.845           109,286

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        2.238            2.827           149,309
                                                     2005        1.781            2.238           131,258
                                                     2004        1.448            1.781           108,300
                                                     2003        1.000            1.448            27,124

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.182            1.415         1,501,504
                                                     2005        1.088            1.182         1,505,091
                                                     2004        0.931            1.088         1,356,406
                                                     2003        0.714            0.931         1,285,352
                                                     2002        0.889            0.714         1,344,931
                                                     2001        1.073            0.889         1,396,919
                                                     2000        1.115            1.073           720,928
                                                     1999        1.000            1.115           121,036

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.267            1.522                --
                                                     2005        1.180            1.267            79,625
                                                     2004        1.032            1.180             3,125
                                                     2003        0.792            1.032                --
                                                     2002        0.832            0.792                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        0.496            0.554         1,468,206
                                                     2005        0.449            0.496         1,582,499
                                                     2004        0.378            0.449         1,891,222
                                                     2003        0.284            0.378         1,971,237
                                                     2002        0.401            0.284         2,193,877
                                                     2001        0.674            0.401         2,395,484
                                                     2000        1.000            0.674         2,007,540

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.552            1.745                --
                                                     2005        1.513            1.552            62,226
                                                     2004        1.336            1.513            69,839
                                                     2003        1.000            1.336            32,469

Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        0.797            0.926           101,037
                                                     2005        0.809            0.797           117,286
                                                     2004        0.794            0.809           240,763
                                                     2003        0.652            0.794           159,849
                                                     2002        0.894            0.652            87,290
                                                     2001        1.033            0.894            66,708

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        0.909            0.963           271,661
                                                     2005        0.868            0.909           277,845
                                                     2004        0.855            0.868           294,476
                                                     2003        0.646            0.855           304,336
                                                     2002        0.894            0.646           305,879
                                                     2001        1.011            0.894            37,100

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.144            1.273           306,121
                                                     2005        1.106            1.144           550,052
                                                     2004        0.970            1.106           424,074
                                                     2003        0.693            0.970           209,065
                                                     2002        0.945            0.693           146,257
                                                     2001        0.987            0.945            63,380

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.343            1.565         2,044,973
                                                     2005        1.309            1.343         2,411,960
                                                     2004        1.226            1.309         2,736,840
                                                     2003        0.894            1.226         2,762,940
                                                     2002        1.210            0.894         2,662,147
                                                     2001        1.204            1.210         2,256,368
                                                     2000        1.033            1.204         1,028,180
                                                     1999        1.000            1.033            78,169

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.252            1.460         1,100,296
                                                     2005        1.191            1.252         1,250,767
                                                     2004        1.095            1.191         1,637,036
                                                     2003        0.839            1.095         1,478,433
                                                     2002        1.106            0.839         1,401,267
                                                     2001        1.170            1.106         1,346,259
                                                     2000        1.029            1.170           428,890
                                                     1999        1.000            1.029            19,926

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.334            1.484           359,291
                                                     2005        1.290            1.334           676,973
                                                     2004        1.136            1.290           640,455
                                                     2003        0.774            1.136           629,419
                                                     2002        1.202            0.774           541,675
                                                     2001        1.314            1.202           579,887
                                                     2000        1.141            1.314           439,007
                                                     1999        1.000            1.141            61,393

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)..........  2006        1.070            1.211         4,571,250
                                                     2005        1.040            1.070         5,790,079
                                                     2004        0.970            1.040         6,040,306
                                                     2003        0.789            0.970         5,893,048
                                                     2002        0.971            0.789         5,264,273
                                                     2001        1.025            0.971         3,668,702
                                                     2000        1.044            1.025           917,508
                                                     1999        1.000            1.044            31,957

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Diversified Strategic Income Subaccount
  (11/99)..........................................  2006        1.249            1.298         1,464,401
                                                     2005        1.235            1.249         1,620,970
                                                     2004        1.174            1.235         1,847,806
                                                     2003        1.065            1.174         1,695,778
                                                     2002        1.030            1.065         1,438,332
                                                     2001        1.013            1.030         1,382,525
                                                     2000        0.999            1.013           601,614
                                                     1999        1.000            0.999           137,491

  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        0.888            1.008         1,921,140
                                                     2005        0.864            0.888         2,002,346
                                                     2004        0.795            0.864         2,010,098
                                                     2003        0.631            0.795         1,910,575
                                                     2002        0.824            0.631         1,955,313
                                                     2001        0.954            0.824         1,824,680
                                                     2000        1.067            0.954           613,674
                                                     1999        1.000            1.067            55,283

  LMPVPII Fundamental Value Subaccount (12/99).....  2006        1.347            1.551         4,984,117
                                                     2005        1.303            1.347         5,951,617
                                                     2004        1.221            1.303         6,397,421
                                                     2003        0.893            1.221         6,391,317
                                                     2002        1.151            0.893         6,360,281
                                                     2001        1.232            1.151         5,155,358
                                                     2000        1.037            1.232         1,579,098
                                                     1999        1.000            1.037             2,425

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        1.006            1.033           265,124
                                                     2005        0.997            1.006           502,016
                                                     2004        0.999            0.997         1,239,228
                                                     2003        1.000            0.999            17,941

  LMPVPIII Aggressive Growth Subaccount (11/99)....  2006        1.373            1.473         6,985,734
                                                     2005        1.247            1.373         7,607,140
                                                     2004        1.150            1.247         8,349,729
                                                     2003        0.867            1.150         8,530,069
                                                     2002        1.306            0.867         8,140,330
                                                     2001        1.381            1.306         7,173,627
                                                     2000        1.210            1.381         3,423,105
                                                     1999        1.000            1.210           302,417

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIII High Income Subaccount (11/99)..........  2006        1.156            1.265         1,320,464
                                                     2005        1.143            1.156         1,741,150
                                                     2004        1.049            1.143         1,909,111
                                                     2003        0.834            1.049         1,906,382
                                                     2002        0.874            0.834         1,257,332
                                                     2001        0.921            0.874         1,256,295
                                                     2000        1.016            0.921           595,882
                                                     1999        1.000            1.016            67,445

  LMPVPIII Large Cap Growth Subaccount (11/99).....  2006        0.956            0.986         3,772,197
                                                     2005        0.922            0.956         4,245,781
                                                     2004        0.931            0.922         4,779,482
                                                     2003        0.640            0.931         4,986,323
                                                     2002        0.863            0.640         4,867,338
                                                     2001        1.000            0.863         5,072,444
                                                     2000        1.090            1.000         3,224,751
                                                     1999        1.000            1.090           175,985

  LMPVPIII Mid Cap Core Subaccount (11/99).........  2006        1.435            1.625         1,448,947
                                                     2005        1.344            1.435         1,777,129
                                                     2004        1.234            1.344         1,938,516
                                                     2003        0.964            1.234         2,233,467
                                                     2002        1.209            0.964         2,303,022
                                                     2001        1.362            1.209         2,306,739
                                                     2000        1.171            1.362         1,266,016
                                                     1999        1.000            1.171            49,546

  LMPVPIII Money Market Subaccount (11/99).........  2006        1.075            1.109         1,992,531
                                                     2005        1.060            1.075         1,894,054
                                                     2004        1.066            1.060         2,813,069
                                                     2003        1.074            1.066         3,392,033
                                                     2002        1.075            1.074         3,640,831
                                                     2001        1.052            1.075         1,956,266
                                                     2000        1.006            1.052           922,050
                                                     1999        1.000            1.006           750,776

Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.502            1.682         2,513,478
                                                     2005        1.447            1.502         2,741,921
                                                     2004        1.376            1.447         2,624,019
                                                     2003        1.061            1.376           995,800
                                                     2002        1.000            1.061            13,385

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.329            1.448         1,249,186
                                                     2005        1.293            1.329         1,293,344
                                                     2004        1.249            1.293         1,551,664
                                                     2003        1.038            1.249           764,994
                                                     2002        1.000            1.038           157,954

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.592            1.808           330,021
                                                     2005        1.515            1.592           430,807
                                                     2004        1.394            1.515           414,942
                                                     2003        1.074            1.394            51,838
                                                     2002        1.000            1.074            17,608

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.462            1.619           263,941
                                                     2005        1.432            1.462           273,669
                                                     2004        1.360            1.432           345,792
                                                     2003        1.069            1.360           344,365
                                                     2002        1.000            1.069            33,985

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.408            1.628           374,985
                                                     2005        1.382            1.408           251,990
                                                     2004        1.244            1.382           201,079
                                                     2003        1.000            1.244            64,093

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.644            1.820           387,841
                                                     2005        1.541            1.644           368,902
                                                     2004        1.260            1.541           198,486
                                                     2003        1.000            1.260           149,364

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        0.894            0.948           639,890

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.277            1.363            43,723

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.520            1.677           302,655

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.306            1.341            85,871

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.077         1,223,534

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.073            91,646

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        0.992            0.982         2,160,679

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.286            1.278                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.274            1.410           505,067

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.222           178,469

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.480            1.593            47,686

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.096            1.155            13,740

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.132            1.174           241,722

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.030           307,549

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        0.901            0.881           835,997

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.205            1.252         1,575,757

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        0.730            0.751           592,317

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        0.796            0.808         3,520,718

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.294            1.329         1,679,986

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.062           140,088

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.044                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.051                --

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.056            45,967

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.061            76,434

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.402            1.500         4,991,625

  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.052           148,198

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.070         1,559,215

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.133            1.125           674,876
                                                     2005        1.125            1.133           829,709
                                                     2004        1.048            1.125           837,880
                                                     2003        1.000            1.048           245,014

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.226            1.255         5,041,285
                                                     2005        1.213            1.226         5,395,697
                                                     2004        1.173            1.213         5,959,397
                                                     2003        1.132            1.173         5,042,843
                                                     2002        1.053            1.132         4,213,843
                                                     2001        1.005            1.053         2,073,098

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.118            1.409           144,736
                                                     2005        1.011            1.118           149,808
                                                     2004        0.882            1.011           150,938
                                                     2003        0.696            0.882           153,350
                                                     2002        0.857            0.696           131,072
                                                     2001        0.995            0.857            88,059

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.701            1.967           327,930
                                                     2005        1.611            1.701           343,989
                                                     2004        1.294            1.611           356,645
                                                     2003        0.877            1.294           344,427
                                                     2002        1.088            0.877           271,247
                                                     2001        1.030            1.088           126,743

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        0.931            0.992                --
                                                     2005        0.869            0.931         2,279,202
                                                     2004        0.827            0.869         2,370,045
                                                     2003        0.649            0.827         2,463,743
                                                     2002        0.864            0.649         2,441,987
                                                     2001        0.978            0.864         1,916,798

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Equity Income Subaccount (11/99).......  2006        1.230            1.294                --
                                                     2005        1.194            1.230         1,783,984
                                                     2004        1.102            1.194         1,883,743
                                                     2003        0.852            1.102         1,882,544
                                                     2002        1.004            0.852         1,700,300
                                                     2001        1.090            1.004         1,354,821
                                                     2000        1.013            1.090           573,343
                                                     1999        1.000            1.013            10,535

  Travelers Large Cap Subaccount (11/99)...........  2006        0.772            0.796                --
                                                     2005        0.720            0.772         1,991,083
                                                     2004        0.686            0.720         2,092,587
                                                     2003        0.558            0.686         2,172,648
                                                     2002        0.732            0.558         2,094,007
                                                     2001        0.899            0.732         2,048,435
                                                     2000        1.065            0.899           894,807
                                                     1999        1.000            1.065           157,286

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.111            1.182                --
                                                     2005        1.045            1.111                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.022            1.026                --
                                                     2005        1.000            1.022                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.056            1.094                --
                                                     2005        1.000            1.056                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.089            1.137                --
                                                     2005        1.017            1.089                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.032            1.053                --
                                                     2005        1.012            1.032                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Income Subaccount (11/99)......  2006        1.216            1.205                --
                                                     2005        1.216            1.216         1,904,578
                                                     2004        1.199            1.216         2,040,964
                                                     2003        1.121            1.199         2,324,626
                                                     2002        1.113            1.121         2,311,652
                                                     2001        1.057            1.113         2,069,673
                                                     2000        0.994            1.057           555,087
                                                     1999        1.000            0.994           150,289

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        0.841            0.894                --
                                                     2005        0.761            0.841           669,640
                                                     2004        0.666            0.761           732,906
                                                     2003        0.558            0.666           740,731
                                                     2002        0.755            0.558           909,733
                                                     2001        0.988            0.755         1,120,346
                                                     2000        1.061            0.988           758,310
                                                     1999        1.000            1.061            16,748

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        0.851            0.901                --
                                                     2005        0.837            0.851         1,080,647
                                                     2004        0.744            0.837                --
                                                     2003        0.551            0.744                --
                                                     2002        0.626            0.551                --

  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.357            1.402                --
                                                     2005        1.337            1.357         5,545,750
                                                     2004        1.216            1.337         5,740,656
                                                     2003        1.058            1.216         5,765,761
                                                     2002        1.133            1.058         5,108,223
                                                     2001        1.149            1.133         3,382,902
                                                     2000        0.999            1.149         1,522,221
                                                     1999        1.000            0.999            99,074

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.178            1.274                --
                                                     2005        1.122            1.178           336,106
                                                     2004        0.973            1.122                --

  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.322            1.520                --
                                                     2005        1.224            1.322           162,381
                                                     2004        1.073            1.224           123,522
                                                     2003        0.846            1.073            76,847
                                                     2002        0.846            0.846                --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.394            1.480                --
                                                     2005        1.333            1.394            50,014
                                                     2004        1.217            1.333            12,705
                                                     2003        1.000            1.217             1,061

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.041            1.096                --
                                                     2005        1.000            1.041               325

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.120            1.132                --
                                                     2005        1.096            1.120           148,310
                                                     2004        0.983            1.096            10,501

  Travelers Strategic Equity Subaccount (11/99)....  2006        0.730            0.762                --
                                                     2005        0.726            0.730         2,288,680
                                                     2004        0.668            0.726         2,426,868
                                                     2003        0.511            0.668         2,656,535
                                                     2002        0.780            0.511         3,272,912
                                                     2001        0.913            0.780         3,852,391
                                                     2000        1.132            0.913         2,951,007
                                                     1999        1.000            1.132           468,390

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.116            1.286                --
                                                     2005        1.000            1.116                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.112            1.277                --
                                                     2005        1.005            1.112                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)..........................................  2006        0.703            0.730                --
                                                     2005        0.661            0.703           708,658
                                                     2004        0.645            0.661           790,636
                                                     2003        0.521            0.645           824,262
                                                     2002        0.748            0.521           864,932
                                                     2001        0.963            0.748         1,021,052
                                                     2000        1.145            0.963           938,728
                                                     1999        1.000            1.145             3,784

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).......................................  2006        0.756            0.766         2,127,251
                                                     2005        0.710            0.756         2,636,468
                                                     2004        0.673            0.710         2,862,877
                                                     2003        0.536            0.673         3,368,026
                                                     2002        0.805            0.536         3,542,735
                                                     2001        1.191            0.805         4,206,215
                                                     2000        1.344            1.191         3,409,800
                                                     1999        1.000            1.344           237,085

Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)..........................................  2006        1.341            1.475         1,708,006
                                                     2005        1.163            1.341         1,796,773
                                                     2004        1.023            1.163         1,928,848
                                                     2003        0.808            1.023         1,831,279
                                                     2002        0.905            0.808         1,717,820
                                                     2001        1.047            0.905         2,140,528
                                                     2000        1.138            1.047         1,784,874
                                                     1999        1.000            1.138           151,914

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.671            1.853           663,168
                                                     2005        1.436            1.671           538,882
                                                     2004        1.168            1.436           526,081
                                                     2003        0.857            1.168           246,983
                                                     2002        0.993            0.857            58,437




                         SEPARATE ACCOUNT CHARGES 2.35%



                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


AllianceBernstein Variable Products Series Fund,
  Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02).................................  2006        1.242            1.295               --
                                                     2005        1.215            1.242           15,481
                                                     2004        1.119            1.215               --
                                                     2003        1.000            1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)................................  2006        1.296            1.258               --
                                                     2005        1.155            1.296               --
                                                     2004        1.092            1.155               --
                                                     2003        1.000            1.092               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.465            1.724          170,686
                                                     2005        1.315            1.465          138,800
                                                     2004        1.186            1.315            4,145
                                                     2003        1.000            1.186               --

  American Funds Growth Subaccount (Class 2)
  (11/99)..........................................  2006        1.432            1.541          756,627
                                                     2005        1.261            1.432          614,002
                                                     2004        1.148            1.261           23,636
                                                     2003        1.000            1.148               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)..........................................  2006        1.277            1.437          647,499
                                                     2005        1.235            1.277          511,616
                                                     2004        1.145            1.235            6,576
                                                     2003        1.000            1.145               --

Capital Appreciation Fund
  Capital Appreciation Fund (6/02).................  2006        1.541            1.522               --
                                                     2005        1.335            1.541            2,675
                                                     2004        1.143            1.335               --
                                                     2003        1.000            1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/02)...........................................  2006        1.534            1.987               --
                                                     2005        1.465            1.534           25,992
                                                     2004        1.142            1.465               --
                                                     2003        1.000            1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.289            1.398               --
                                                     2005        1.197            1.289           13,773
                                                     2004        1.073            1.197               --
                                                     2003        0.996            1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)..............................  2006        1.286            1.430               --
                                                     2005        1.195            1.286           71,362
                                                     2004        1.066            1.195            4,448
                                                     2003        1.016            1.066               --

Franklin Templeton Variable Insurance Products
  Trust
  FTVIPT Franklin Income Securities Subaccount
  (Class 2) (5/05).................................  2006        1.029            1.188           33,118
                                                     2005        0.984            1.029           10,894

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).....................  2006        1.328            1.410            7,611
                                                     2005        1.297            1.328            7,574
                                                     2004        1.191            1.297            2,012
                                                     2003        1.000            1.191               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)........................................  2006        1.326            1.534               --
                                                     2005        1.228            1.326          130,228
                                                     2004        1.116            1.228               --
                                                     2003        1.000            1.116               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)......................  2006        1.913            2.393           49,845
                                                     2005        1.537            1.913           47,524
                                                     2004        1.261            1.537            2,013
                                                     2003        1.000            1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)................................  2006        1.463            1.736          221,873
                                                     2005        1.359            1.463          234,426
                                                     2004        1.174            1.359            2,118
                                                     2003        1.000            1.174               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (7/02).................................  2006        1.398            1.663               --
                                                     2005        1.315            1.398           38,096
                                                     2004        1.160            1.315               --
                                                     2003        1.000            1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00)...................................  2006        1.469            1.626            5,354
                                                     2005        1.342            1.469            5,354
                                                     2004        1.140            1.342               --
                                                     2003        1.000            1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)....  2006        1.336            1.490               --
                                                     2005        1.315            1.336           53,321
                                                     2004        1.172            1.315               --
                                                     2003        1.000            1.172               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Investment Series
  LMPIS Dividend Strategy Subaccount (5/01)........  2006        1.083            1.248           16,417
                                                     2005        1.111            1.083           33,951
                                                     2004        1.100            1.111           18,420
                                                     2003        1.000            1.100               --

  LMPIS Premier Selections All Cap Growth
  Subaccount (5/01)................................  2006        1.200            1.258               --
                                                     2005        1.156            1.200               --
                                                     2004        1.150            1.156               --
                                                     2003        1.000            1.150               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (5/01)...........................................  2006        1.427            1.574            3,743
                                                     2005        1.393            1.427            9,431
                                                     2004        1.233            1.393               --
                                                     2003        1.000            1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)......  2006        1.257            1.450               --
                                                     2005        1.236            1.257               --
                                                     2004        1.169            1.236               --
                                                     2003        1.000            1.169               --

  LMPVPI Investors Subaccount (Class I) (11/99)....  2006        1.285            1.485          132,038
                                                     2005        1.235            1.285          131,791
                                                     2004        1.146            1.235               --
                                                     2003        1.000            1.146               --

  LMPVPI Small Cap Growth Subaccount (Class I)
  (11/99)..........................................  2006        1.423            1.568            2,545
                                                     2005        1.389            1.423            2,675
                                                     2004        1.235            1.389               --
                                                     2003        1.000            1.235               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Appreciation Subaccount (11/99)..........  2006        1.211            1.358          314,558
                                                     2005        1.188            1.211          327,014
                                                     2004        1.118            1.188           32,527
                                                     2003        1.000            1.118               --

  LMPVPII Diversified Strategic Income Subaccount
  (11/99)..........................................  2006        1.103            1.136            3,078
                                                     2005        1.101            1.103           31,859
                                                     2004        1.056            1.101            2,754
                                                     2003        1.000            1.056               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  LMPVPII Equity Index Subaccount (Class II)
  (11/99)..........................................  2006        1.237            1.392               --
                                                     2005        1.215            1.237               --
                                                     2004        1.129            1.215               --
                                                     2003        1.000            1.129               --

  LMPVPII Fundamental Value Subaccount (12/99).....  2006        1.263            1.441           34,287
                                                     2005        1.234            1.263          101,643
                                                     2004        1.167            1.234           34,333
                                                     2003        1.000            1.167               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Adjustable Rate Income Subaccount
  (9/03)...........................................  2006        0.985            1.001           38,704
                                                     2005        0.985            0.985           38,446
                                                     2004        0.997            0.985           21,345
                                                     2003        1.000            0.997               --

  LMPVPIII Aggressive Growth Subaccount (11/99)....  2006        1.329            1.412          459,914
                                                     2005        1.219            1.329          495,738
                                                     2004        1.135            1.219           19,728
                                                     2003        1.000            1.135               --

  LMPVPIII High Income Subaccount (11/99)..........  2006        1.190            1.290          333,905
                                                     2005        1.187            1.190          216,001
                                                     2004        1.100            1.187               --
                                                     2003        1.000            1.100               --

  LMPVPIII Large Cap Growth Subaccount (11/99).....  2006        1.176            1.202          118,204
                                                     2005        1.144            1.176           64,894
                                                     2004        1.167            1.144           17,873
                                                     2003        1.000            1.167               --

  LMPVPIII Mid Cap Core Subaccount (11/99).........  2006        1.321            1.481          110,834
                                                     2005        1.248            1.321           95,001
                                                     2004        1.157            1.248               --
                                                     2003        1.000            1.157               --

  LMPVPIII Money Market Subaccount (11/99).........  2006        0.983            1.004          578,691
                                                     2005        0.978            0.983           19,548
                                                     2004        0.993            0.978               --
                                                     2003        1.000            0.993               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Legg Mason Partners Variable Portfolios IV
  LMPVPIV Multiple Discipline Subaccount-All Cap
  Growth and Value (10/02).........................  2006        1.208            1.340          309,389
                                                     2005        1.174            1.208          309,581
                                                     2004        1.128            1.174           32,596
                                                     2003        1.000            1.128               --

  LMPVPIV Multiple Discipline Subaccount-Balanced
  All Cap Growth and Value (10/02).................  2006        1.136            1.227          184,184
                                                     2005        1.116            1.136          127,298
                                                     2004        1.088            1.116               --
                                                     2003        1.000            1.088               --

  LMPVPIV Multiple Discipline Subaccount-Global All
  Cap Growth and Value (10/02).....................  2006        1.276            1.436          351,744
                                                     2005        1.226            1.276          339,461
                                                     2004        1.139            1.226               --
                                                     2003        1.000            1.139               --

  LMPVPIV Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02).........................  2006        1.182            1.297           15,551
                                                     2005        1.169            1.182           15,551
                                                     2004        1.121            1.169               --
                                                     2003        1.000            1.121               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class
  VC) (5/03).......................................  2006        1.264            1.448           72,012
                                                     2005        1.253            1.264           64,314
                                                     2004        1.139            1.253           17,389
                                                     2003        1.000            1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03)...........................................  2006        1.479            1.621          143,409
                                                     2005        1.399            1.479          164,595
                                                     2004        1.155            1.399            4,197
                                                     2003        1.000            1.155               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class
  A) (4/06)........................................  2006        1.428            1.505               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.265            1.342           13,100

  MIST Harris Oakmark International Subaccount
  (Class A) (4/06) *...............................  2006        1.604            1.759           12,575

  MIST Janus Capital Appreciation Subaccount (Class
  A) (4/06)........................................  2006        1.522            1.552           44,328

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06).................................  2006        1.001            1.070          409,818

  MIST Lord Abbett Mid-Cap Value Subaccount (Class
  B) (5/06)........................................  2006        1.002            1.067               --

  MIST Met/AIM Capital Appreciation Subaccount
  (Class A) (4/06).................................  2006        1.333            1.310               --

  MIST Met/AIM Small Cap Growth Subaccount (Class
  A) (4/06)........................................  2006        1.275            1.259            8,483

  MIST MFS(R) Value Subaccount (Class A) (4/06)....  2006        1.250            1.374           43,929

  MIST Neuberger Berman Real Estate Subaccount
  (Class A) (4/06).................................  2006        1.003            1.214           43,448

  MIST Pioneer Fund Subaccount (Class A) (4/06)....  2006        1.339            1.433               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06)...........................................  2006        1.087            1.138           29,175

  MIST Pioneer Strategic Income Subaccount (Class
  A) (4/06)........................................  2006        1.111            1.145           25,393

  MIST Third Avenue Small Cap Value Subaccount
  (Class B) (4/06).................................  2006        1.003            1.024          264,792

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)........................................  2006        1.339            1.301           36,177

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06)...........................................  2006        1.010            1.043           27,122

  MSF Capital Guardian U.S. Equity Subaccount
  (Class A) (4/06).................................  2006        1.247            1.276              956

  MSF FI Large Cap Subaccount (Class A) (4/06).....  2006        1.274            1.285           42,841

  MSF FI Value Leaders Subaccount (Class D)
  (4/06)...........................................  2006        1.299            1.326           23,323

  MSF MetLife Aggressive Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.055           14,474

  MSF MetLife Conservative Allocation Subaccount
  (4/06)...........................................  2006        1.001            1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (4/06)................................  2006        1.002            1.044           47,233

  MSF MetLife Moderate Allocation Subaccount
  (4/06)...........................................  2006        1.002            1.049          211,972

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (4/06)................................  2006        1.002            1.054          105,935

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06)...........................................  2006        1.215            1.292          374,296

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  MSF Oppenheimer Global Equity Subaccount (Class
  B) (4/06) *......................................  2006        0.996            1.046           81,878

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06).................................  2006        0.998            1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)....................................  2006        1.108            1.090           65,739
                                                     2005        1.111            1.108           61,897
                                                     2004        1.045            1.111            9,080
                                                     2003        1.000            1.045               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)....................................  2006        1.049            1.064          646,122
                                                     2005        1.048            1.049          500,643
                                                     2004        1.023            1.048           14,843
                                                     2003        1.000            1.023               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).......................................  2006        1.467            1.830               --
                                                     2005        1.338            1.467               --
                                                     2004        1.179            1.338               --
                                                     2003        1.000            1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01)...........................................  2006        1.592            1.824           42,921
                                                     2005        1.523            1.592           43,597
                                                     2004        1.235            1.523               --
                                                     2003        1.000            1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (6/01)...........................................  2006        1.255            1.333               --
                                                     2005        1.181            1.255               --
                                                     2004        1.135            1.181               --
                                                     2003        1.000            1.135               --

  Travelers Equity Income Subaccount (11/99).......  2006        1.239            1.299               --
                                                     2005        1.214            1.239           97,181
                                                     2004        1.131            1.214            2,409
                                                     2003        1.000            1.131               --

  Travelers Large Cap Subaccount (11/99)...........  2006        1.240            1.274               --
                                                     2005        1.168            1.240            3,548
                                                     2004        1.122            1.168            2,527
                                                     2003        1.000            1.122               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)................................  2006        1.104            1.171               --
                                                     2005        1.044            1.104               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)................................  2006        1.016            1.017               --
                                                     2005        1.000            1.016               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (5/05)................................  2006        1.050            1.085               --
                                                     2005        1.000            1.050          196,583

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).....................  2006        1.083            1.126               --
                                                     2005        1.017            1.083           70,772

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (8/05)...................  2006        1.027            1.045               --
                                                     2005        1.010            1.027           37,182

  Travelers Managed Income Subaccount (11/99)......  2006        1.023            1.010               --
                                                     2005        1.033            1.023           25,576
                                                     2004        1.028            1.033           23,953
                                                     2003        1.000            1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)..........................................  2006        1.349            1.428               --
                                                     2005        1.232            1.349               --
                                                     2004        1.088            1.232               --
                                                     2003        1.000            1.088               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (6/02)...........................................  2006        1.269            1.339               --
                                                     2005        1.260            1.269           33,475
                                                     2004        1.131            1.260               --
                                                     2003        1.000            1.131               --

  Travelers MFS(R) Total Return Subaccount
  (11/99)..........................................  2006        1.180            1.215               --
                                                     2005        1.173            1.180          164,360
                                                     2004        1.077            1.173               --
                                                     2003        1.000            1.077               --

  Travelers MFS(R) Value Subaccount (5/04).........  2006        1.160            1.250               --
                                                     2005        1.115            1.160           49,291
                                                     2004        0.972            1.115              233

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


  Travelers Mondrian International Stock Subaccount
  (8/02)...........................................  2006        1.400            1.604               --
                                                     2005        1.308            1.400            8,503
                                                     2004        1.157            1.308               --
                                                     2003        1.000            1.157               --

  Travelers Pioneer Fund Subaccount (5/03).........  2006        1.265            1.339               --
                                                     2005        1.222            1.265               --
                                                     2004        1.126            1.222               --
                                                     2003        1.000            1.126               --

  Travelers Pioneer Mid Cap Value Subaccount
  (6/05)...........................................  2006        1.035            1.087               --
                                                     2005        1.000            1.035           29,181

  Travelers Pioneer Strategic Income Subaccount
  (5/04)...........................................  2006        1.102            1.111               --
                                                     2005        1.089            1.102           44,273
                                                     2004        0.982            1.089               --

  Travelers Strategic Equity Subaccount (11/99)....  2006        1.197            1.246               --
                                                     2005        1.201            1.197               --
                                                     2004        1.115            1.201               --
                                                     2003        1.000            1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)................................  2006        1.110            1.275               --
                                                     2005        1.000            1.110            8,486

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)................................  2006        1.106            1.265               --
                                                     2005        1.005            1.106           13,105

  Travelers Van Kampen Enterprise Subaccount
  (11/99)..........................................  2006        1.205            1.247               --
                                                     2005        1.144            1.205              327
                                                     2004        1.127            1.144               --
                                                     2003        1.000            1.127               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).......................................  2006        1.228            1.234               --
                                                     2005        1.165            1.228               --
                                                     2004        1.114            1.165               --
                                                     2003        1.000            1.114               --

                                                                                             NUMBER OF UNITS
                                                             UNIT VALUE AT    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                       YEAR  BEGINNING OF YEAR   END OF YEAR     END OF YEAR
--------------                                       ----  -----------------  -------------  ---------------


Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)..........................................  2006        1.466            1.598          223,301
                                                     2005        1.284            1.466          226,642
                                                     2004        1.140            1.284               --
                                                     2003        1.000            1.140               --

  VIP Mid Cap Subaccount (Service Class 2) (5/02)..  2006        1.680            1.844           45,846
                                                     2005        1.457            1.680           48,387
                                                     2004        1.197            1.457               --
                                                     2003        1.000            1.197               --




* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2006.

Number of Units Outstanding at End of Year may include units for Contract Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2006, are displayed below. Please see Appendix C for more information on Variable Funding Option name changes, mergers and substitutions.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

                             ADDITIONAL INFORMATION

                           REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each Underlying Fund and, where applicable, the former name and new name of the Trust of which the Underlying Fund is part.

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital and
     Discipline Portfolio -- Balanced All Cap    Income Portfolio
     Growth and Value Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Janus Capital Appreciation Portfolio           Janus Forty Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Mercury Large-Cap Core Portfolio               BlackRock Large-Cap Core Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST               VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio                      Strategic Growth Portfolio


UNDERLYING FUND MERGERS/REORGANIZATIONS
The following former Underlying Funds were merged with and into the new Underlying Fund and/or were reorganized into a new trust.


         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------


LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Dividend          Legg Mason Partners Variable Dividend
     Strategy Portfolio                             Strategy Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,
                                                 INC.
  Legg Mason Partners Variable Premier           Legg Mason Partners Variable Aggressive
     Selections All Cap Growth Portfolio            Growth
                                                    Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  INC.
  Legg Mason Partners Variable All Cap           Legg Mason Partners Variable Fundamental
     Portfolio -- Class I                           Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Investors       Legg Mason Partners Variable Investors
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Portfolio                               Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Appreciation    Legg Mason Partners Variable Appreciation
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Partners Variable Diversified       Legg Mason Partners Variable Diversified
     Strategic Income Portfolio                     Strategic Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Equity Index      Legg Mason Partners Variable Equity Index
     Portfolio                                      Portfolio -- Class II
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Fundamental       Legg Mason Partners Variable Fundamental
     Value Portfolio                                Value Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Adjustable        Legg Mason Partners Variable Adjustable
     Rate Income Portfolio                          Rate Income Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Aggressive        Legg Mason Partners Variable Aggressive
     Growth Portfolio                               Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable High Income     Legg Mason Partners Variable High Income
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Large Cap         Legg Mason Partners Variable Large Cap
     Growth Portfolio                               Growth Portfolio -- Class I

         FORMER UNDERLYING FUND/TRUST                    NEW UNDERLYING FUND/TRUST
---------------------------------------------  ---------------------------------------------

LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  INC.
  Legg Mason Partners Variable Mid Cap Core      Legg Mason Partners Variable Mid Cap Core
     Portfolio                                      Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III,   LEGG MASON PARTNERS VARIABLE INCOME TRUST
  INC.
  Legg Mason Partners Variable Money Market      Legg Mason Partners Variable Money Market
     Portfolio                                      Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV     LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Capital and       Legg Mason Partners Variable Capital and
     Income Portfolio                               Income Portfolio -- Class II
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- All Cap Growth         Discipline Portfolio -- All Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Large Cap Growth       Discipline Portfolio -- Large Cap Growth
     and Value                                      and Value
LEGG MASON VARIABLE PORTFOLIOS IV              LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Multiple
     Discipline Portfolio -- Global All Cap         Discipline Portfolio -- Global All Cap
     Growth and Value                               Growth and Value
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V      LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
                                                 INC.
  Legg Mason Partners Variable Small Cap         Legg Mason Partners Variable Small Cap
     Growth Opportunities Portfolio                 Growth Portfolio -- Class I
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Pioneer Mid-Cap Value Portfolio -- Class A     Lazard Mid-Cap Portfolio -- Class B


UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------


LAZARD RETIREMENT SERIES, INC.                 MET INVESTORS SERIES TRUST
  Lazard Retirement Small Cap                    Third Avenue Small Cap Value
     Portfolio -- Service Shares                    Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Growth and Income           Lord Abbett Growth and Income
     Portfolio -- Class VC                          Portfolio -- Class B
LORD ABBETT SERIES FUND, INC.                  MET INVESTORS SERIES TRUST
  Lord Abbett Series Mid Cap Value               Lord Abbett Mid-Cap Value
     Portfolio -- Class VC                          Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST                 MET INVESTORS SERIES TRUST
  Real Return Portfolio -- Administrative        PIMCO Inflation Protected Bond
     Class                                          Portfolio -- Class A
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT International Equity                 MFS(R) Research International
     Fund -- Class IB                               Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Small Cap Value Fund -- Class IB     Third Avenue Small Cap Value
                                                    Portfolio -- Class B


UNDERLYING FUND SHARE CLASS EXCHANGE
The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.


      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------


MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  BlackRock Large-Cap Core                       BlackRock Large-Cap Core
     Portfolio -- Class A                           Portfolio -- Class E

                                   APPENDIX D

--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:

                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated April 30, 2007 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-03-85, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-03-85.

Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:

[ ] MIC-Book-03-85

[ ] MLAC-Book-03-85


                                       E-1